Dreyfus LifeTime

      Portfolios, Inc.

      SEMIANNUAL REPORT March 31, 2002


The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

            Not FDIC-Insured * Not Bank-Guaranteed * May Lose Value


                                 Contents

                                 THE PORTFOLIOS
--------------------------------------------------------------

                             2   Letter from the Chairman

                             3   Discussion of Performance

                                 Statement of Investments

                             8         Income Portfolio

                            16         Growth and Income Portfolio

                            29         Growth Portfolio

                                    Statement of Financial Futures

                            15         Income Portfolio

                            28         Growth and Income Portfolio

                            35         Growth Portfolio

                            36      Statement of Assets and Liabilities

                            38      Statement of Operations

                                    Statement of Changes in Net Assets

                            40         Income Portfolio

                            42         Growth and Income Portfolio

                            44         Growth Portfolio

                                    Financial Highlights

                            46         Income Portfolio

                            48         Growth and Income Portfolio

                            50         Growth Portfolio

                            52      Notes to Financial Statements

                                    FOR MORE INFORMATION
--------------------------------------------------------------------------------

                                                       Back Cover

                                                                 The Portfolios

                                              Dreyfus LifeTime Portfolios, Inc.

LETTER FROM THE CHAIRMAN

Dear Shareholder:

We present this semiannual report for Dreyfus LifeTime Portfolios, Inc., covering the six-month period from October 1, 2001 through March 31, 2002. Inside, you' ll find valuable information about how the fund was managed during the reporting period, including a discussion with the portfolio manager, Steven
A. Falci.

As of the reporting period's close, we have seen signs of economic recovery, which may signal an end to the U.S. economic recession. As the economy has gained strength, however, heightened volatility has continued to cause wide
price    fluctuations    for    both    stocks    and    bonds.

Indeed, the markets' directions become clearer only when viewed from a perspective measured in years rather than weeks or months. Although you may become excited about the opportunities or worried about the challenges presented for growth or income under current market conditions, we encourage you to stop and think of your long-term goals before you take action. And, as always, we urge you to solicit the advice of a professional financial advisor who can help you navigate a smoother course to financial security for yourself and your family. For our part, and as we have for more than 50 years, we at The Dreyfus Corporation are ready to serve you with a full range of investment alternatives and our experienced teams of portfolio managers.

Thank you for your continued confidence and support.

Sincerely,


Stephen E. Canter

Chairman and Chief Investment Officer

The Dreyfus Corporation

April    15,    2002




DISCUSSION OF PERFORMANCE

Steven A. Falci, Portfolio Manager

How did Dreyfus LifeTime Portfolios, Inc. perform relative to their benchmarks?

For the six-month period ended March 31, 2002, Dreyfus LifeTime Portfolios, Inc. produced the following total returns:(1)

GROWTH PORTFOLIO                                   CUSTOMIZED BLENDED INDEX(2,3)
--------------------------------------------------------------------------------

Investor Shares                           11.71%                10.88%

Restricted Shares                         12.03%

GROWTH AND INCOME PORTFOLIO
--------------------------------------------------------------------------------

Investor Shares                            6.88%                 6.82%

Restricted Shares                          7.15%

INCOME PORTFOLIO
--------------------------------------------------------------------------------

Investor Shares                            1.10%                 2.49%

Restricted Shares                          1.34%

The total returns for the Growth Portfolio and the Growth and Income Portfolio also compare to a 10.99% total return for the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index") for the same period. The total return for the Income Portfolio also compares to a -0.14% total return for the Lehman Brothers Intermediate Government/Credit Bond Index for the reporting period.(3)

We attribute the strong performance of the Growth Portfolio and, to a lesser extent, the Growth and Income Portfolio, to our asset allocation strategy, which emphasized stocks over bonds during most of the reporting period. The Income Portfolio' s performance lagged that of its benchmark, primarily because of credit concerns affecting corporate bonds.

What are the portfolios' investment approaches?

Dreyfus LifeTime Portfolios, Inc. consists of three separate portfolios offering a range of investment approaches: Income Portfolio, the most conservative of the three; Growth and Income Portfolio, a moderate
                                                                   The Portfolio


DISCUSSION OF PERFORMANCE (CONTINUED)

fund; and Growth Portfolio, the most aggressive of the three. While the portfolios are managed using the same basic investment philosophy, each varies
according   to   its   own   investment   goals   and  risk  tolerance  levels.

All three portfolios typically invest in stocks and bonds. However, each allocates its assets between those two investment classes in a different way. While the actual makeup of the Growth Portfolio and the Growth and Income Portfolio will vary over time according to our view of prevailing market conditions, typical portfolio allocations are as follows: Income Portfolio -- 67.5% bonds, 22.5% stocks and 10% cash; Growth and Income Portfolio -- 50% bonds and 50% stocks; Growth Portfolio -- 20% bonds and 80% stocks. The allowable minimum equity positions for the Growth Portfolio and Growth and Income Portfolio are 65% and 35%, respectively. The allowable maximum equity positions for the Growth Portfolio and the Growth and Income Portfolio are 100% and 65%, respectively. In addition, we assess the relative values of stock and bond prices across different markets using variables such as price-to-earnings
ratios,   interest-rate   levels   and   the   shape   of   the   yield  curve.

What other factors influenced the portfolios' performance?

For some time now, we have believed that stocks were undervalued relative to bonds. Accordingly, we maintained the portfolios' equity exposure near their maximum allowable limits. This positioning helped boost the performance of the Growth Portfolio and Growth and Income Portfolio during the reporting period as the stock market rallied off the lows established immediately after the September 11 terrorist attacks that occurred just before the reporting period.

Because a core part of our investment approach involves paying close attention to valuations, low stock prices at the start of the reporting period created some attractive investment opportunities. For example, the stocks of companies such as Boeing and United Technologies were punished because of their commercial
aerospace    exposure,    driving    prices

to levels that we believed were unwarranted. Within the retail area, Sears, Roebuck, & Co. and The Limited declined to what we thought were attractive levels for investing, as were many technology stocks, including Dell Computer, Symantec and SPX Corporation. All of these holdings later rallied, benefiting
the    portfolios'    overall    performance.

The portfolios' fixed-income investments were down modestly, however, primarily because prices of corporate securities fell in the wake of widespread accounting concerns. In addition, although the portfolios' corporate bond holdings are well diversified, entire industries -- such as telecommunications and paper companies -- were hit hard by adverse publicity. Finally, yields of U.S. Treasury
securities   remained   low   in   the  prevailing  interest-rate  environment,
contributing little to the portfolios' total returns. The portfolio was underweighted in bonds, which helped to shield the portfolio's performance from disappointing returns in the overall bond market.

What are the portfolios' current strategies?

Our strategy for the Income Portfolio is to manage the fund in a way that closely emulates its benchmark. Accordingly, the Income Portfolio's asset mix has remained unchanged: approximately 67.5% bonds, 22.5% stocks and 10% cash

As for the Growth Portfolio and the Growth and Income Portfolio, we continue to view stocks as undervalued relative to bonds, and we have maintained their equity exposures near their maximum allowable limits. We are pleased that the stock market has started to bounce back more quickly than many expected and we intend to remain focused on valuations. We have become more aware of the ongoing instability in the Middle East. However, we will continue to maintain our focus on valuation which we believe represents one of the best leading indicators in the market.

April 15, 2002

                                                        The Portfolios

DISCUSSION OF PERFORMANCE (Unaudited) (CONTINUED)


-------------------------------------------------------------------------------

               DREYFUS LIFETIME PORTFOLIOS, INC. GROWTH


Large Cap Domestic Equity                              67.28%
Small Cap Domestic Equity                              17.27%
Foreign Equity                                         13.46%
Fixed Income                                            0.00%
Short Term and Net Cash                                 1.99%
                                                      100.00%




          DREYFUS LIFETIME PORTFOLIOS, INC. GROWTH AND INCOME



Large Cap Domestic Equity                              46.36%
Small Cap Domestic Equity                              12.37%
Foreign Equity                                          5.24%
Fixed Income                                           34.92%
Short Term and Net Cash                                 1.11%
                                                      100.00%

-------------------------------------------------------------------------------


(1) TOTAL RETURN INCLUDES REINVESTMENT OF DIVIDENDS AND ANY CAPITAL GAINS PAID. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. SHARE PRICE AND INVESTMENT RETURN FLUCTUATE SUCH THAT UPON REDEMPTION, PORTFOLIO SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

(2) FOR THE GROWTH PORTFOLIO, THE CUSTOMIZED BLENDED INDEX HAS BEEN PREPARED BY THE PORTFOLIO FOR PURPOSES OF MORE ACCURATE COMPARISON TO THE GROWTH PORTFOLIO'S OVERALL PORTFOLIO COMPOSITION. WE



HAVE COMBINED THE PERFORMANCE OF UNMANAGED INDICES REFLECTING THE BASELINE PERCENTAGE SET FORTH IN THE PROSPECTUS, BUT IN GREATER DETAIL THAN THE BROADER PROSPECTUS BASELINE PERCENTAGES: DOMESTIC LARGE COMPANY STOCKS -- 54.4%; DOMESTIC SMALL COMPANY STOCKS -- 13.6%; FOREIGN STOCKS -- 12%; DOMESTIC BONDS -- 17%; AND FOREIGN BONDS -- 3%. THE CUSTOMIZED BLENDED INDEX COMBINES RETURNS FROM THE STANDARD & POOR'S 500 COMPOSITE STOCK PRICE INDEX, THE RUSSELL 2000 INDEX, THE MORGAN STANLEY CAPITAL INTERNATIONAL EUROPE, AUSTRALASIA, FAR EAST (FREE) INDEX -- HEDGED $U.S. (MSCI EAFE), THE LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CREDIT BOND INDEX ("LEHMAN BROTHERS INDEX") AND THE J.P. MORGAN NON-U.S. GOVERNMENT BOND INDEX -- HEDGED ("J.P. MORGAN GLOBAL INDEX"), AND IS WEIGHTED TO THE AFOREMENTIONED BASELINE PERCENTAGES. THE S&P 500 INDEX IS A WIDELY ACCEPTED, UNMANAGED INDEX OF U.S. STOCK MARKET PERFORMANCE. THE RUSSELL 2000 INDEX IS AN UNMANAGED INDEX OF SMALL-CAP STOCK PERFORMANCE AND IS COMPOSED OF THE 2,000 SMALLEST COMPANIES IN THE RUSSELL 3000 INDEX. THE RUSSELL 3000 INDEX IS COMPOSED OF THE 3,000 LARGEST U.S. COMPANIES BASED ON TOTAL MARKET CAPITALIZATION. THE MSCI EAFE IS AN UNMANAGED INDEX COMPOSED OF A SAMPLE OF COMPANIES REPRESENTATIVE OF THE MARKET STRUCTURE OF EUROPEAN AND PACIFIC BASIN COUNTRIES AND INCLUDES NET DIVIDENDS REINVESTED. THE LEHMAN BROTHERS INDEX IS A WIDELY ACCEPTED, UNMANAGED INDEX OF GOVERNMENT AND CORPORATE BOND MARKET PERFORMANCE COMPOSED OF U.S. GOVERNMENT, TREASURY AND AGENCY SECURITIES, FIXED-INCOME SECURITIES AND NONCONVERTIBLE INVESTMENT-GRADE CORPORATE DEBT, WITH AN AVERAGE MATURITY OF 1-10 YEARS. THE J.P. MORGAN GLOBAL INDEX IS AN INDEX THAT MEASURES RETURN ON BONDS FROM 12 WORLD MARKETS, HEDGED INTO U.S. DOLLARS. THIS INDEX DOES NOT INCLUDE A U.S. BOND COMPONENT. NONE OF THE FOREGOING INDICES REFLECT ACCOUNT CHARGES, FEES OR OTHER EXPENSES.

   FOR THE GROWTH AND INCOME PORTFOLIO, WE HAVE COMBINED THE PERFORMANCE OF UNMANAGED INDICES REFLECTING THE BASELINE PERCENTAGES SET FORTH IN THE PROSPECTUS, BUT IN GREATER DETAIL THAN THE BROADER PROSPECTUS BASELINE
PERCENTAGES: DOMESTIC LARGE COMPANY STOCKS -- 36%; DOMESTIC SMALL COMPANY STOCKS -- 9%; FOREIGN STOCKS -- 5%; DOMESTIC BONDS -- 45%; AND FOREIGN BONDS -- 5%. THE CUSTOMIZED BLENDED INDEX COMBINES RETURNS FROM THE S&P 500 INDEX, THE RUSSELL 2000 INDEX, THE MSCI EAFE, THE LEHMAN BROTHERS INDEX AND THE J.P. MORGAN GLOBAL INDEX AND IS WEIGHTED TO THE AFOREMENTIONED BASELINE PERCENTAGES. THE INDICES ARE DESCRIBED ABOVE.

   FOR THE INCOME PORTFOLIO, WE HAVE COMBINED THE PERFORMANCE OF UNMANAGED INDICES REFLECTING THE BASELINE PERCENTAGES SET FORTH IN THE PROSPECTUS, BUT IN GREATER DETAIL THAN THE BROADER PROSPECTUS BASELINE PERCENTAGES: BONDS -- 67.5%; STOCKS -- 22.5%; AND TREASURY BILLS -- 10%. THE CUSTOMIZED BLENDED INDEX COMBINES RETURNS FROM THE LEHMAN BROTHERS INDEX, THE S&P 500 INDEX (BOTH DESCRIBED ABOVE) AND THE 90-DAY TREASURY BILL RATE, AS IT CHANGES FROM TIME TO TIME, AND IS WEIGHTED TO THE AFOREMENTIONED BASELINE PERCENTAGES.

(3) SOURCE: LIPPER INC. -- REFLECTS REINVESTMENT OF DIVIDENDS AND, WHERE APPLICABLE, CAPITAL GAIN DISTRIBUTIONS. THE S&P 500 INDEX AND THE LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CREDIT BOND INDEX ARE DESCRIBED ABOVE.

                                                        The Portfolios

STATEMENT OF INVESTMENTS

March 31, 2002 (Unaudited)

STATEMENT OF INVESTMENTS


INCOME PORTFOLIO

                                                                                              Principal
BONDS AND NOTES--66.3%                                                                        Amount ($)                Value ($)
---------------------------------------------------------------------------------------------------------------------------

FINANCIAL--14.3%

AMVESCAP, Gtd. Notes,

   6.60%, 2005                                                                                  200,000                  205,932

AXA Financial, Sr. Notes,

   7.75%, 2010                                                                                  175,000                  188,475

Allstate, Sr. Notes,

   7.875%, 2005                                                                                 300,000  (a)             322,499

American General Finance, Notes,

   5.875%, 2006                                                                                 300,000                  300,662

Anadarko Finance, Gtd. Notes ,

   6.75%, 2011                                                                                  100,000                  100,502

Atlantic Richfield, Notes,

   5.55%, 2003                                                                                  500,000                  512,908

Australia & New Zealand Banking Group, Sub. Notes,

   7.55%, 2006                                                                                  150,000                  159,604

Bank of America, Sub. Notes,

   7.80%, 2010                                                                                  250,000                  270,442

Bank One, Sub. Notes,

   5.90%, 2011                                                                                  240,000                  229,901

Bayerische Landesbank NY, Sr. Notes,

   5.875%, 2008                                                                                 225,000                  225,384

CIT Group, Sr. Notes,

   6.15%, 2002                                                                                  200,000                  200,864

CITIGROUP, Sub. Notes,

   7.25%, 2010                                                                                  450,000                  473,867

COUNTRYWIDE HOME, Notes,

   5.50%, 2006                                                                                  235,000                  230,830

Credit Suisse First Boston USA, Notes,

   5.875%, 2006                                                                                 260,000                  262,670

Deutsche Telekom International Finance, Bonds,

   8%, 2010                                                                                     200,000  (a)             208,741

Diageo Capital, Gtd. Notes,

   7.25%, 2009                                                                                  185,000                  195,626

EOP Operating, Sr. Notes,

   6.75%, 2008                                                                                  150,000                  150,683

European Investment Bank, Notes,

   4.625%, 2007                                                                                 550,000                  534,562

Fleet Boston, Sub. Notes,

   7.375%, 2009                                                                                 135,000                  140,425




INCOME PORTFOLIO (CONTINUED)

                                                                                              Principal
BONDS AND NOTES (CONTINUED)                                                                   Amount ($)                Value ($)
------------------------------------------------------------------------------------------------------------------------------

FINANCIAL (CONTINUED)

Ford Motor Credit, Bonds,

   7.375%, 2011                                                                                 600,000                  584,837

General Motors Acceptance Corp., Notes,

   6.75%, 2006                                                                                  785,000                  795,845

Goldman Sachs Group, Notes,

   6.60%, 2012                                                                                  275,000                  271,137

HSBC Holding, Sub. Notes,

   7.50%, 2009                                                                                  100,000                  106,853

Hellenic Republic, Notes,

   6.95%, 2008                                                                                  150,000                  157,825

Household Finance, Notes,

   8%, 2010                                                                                     260,000                  274,224

Inter-American Development Bank:

  Bonds,

      7%, 2003                                                                                  300,000                  313,205

   Sr. Unsub. Notes,

      6.50%, 2004                                                                               200,000                  210,472

International Bank for Reconstruction & Development,
   Sr. Unsub. Notes,
   5%, 2006                                                                                     250,000                  250,351

Key Bank, Sub. Notes,

   7%, 2011                                                                                     150,000                  151,789

Kingdom of Spain, Notes,

   7%, 2005                                                                                     150,000                  160,459

Lehman Brothers Holdings, Notes,

   6.625%, 2012                                                                                 250,000  (a)             245,790

MBNA America Bank, Sr. Notes,

   7.75%, 2005                                                                                  250,000                  264,390

Mack-Cali Realty, Notes,

   7%, 2004                                                                                     200,000                  206,153

Merrill Lynch & Co., Notes,

   6%, 2009                                                                                     250,000                  247,346

Morgan Stanley Dean Witter, Notes,

   7.75%, 2005                                                                                  450,000                  484,677

Ontario (Provice Of), Sr. Unsub. Notes,

   5.50%, 2008                                                                                  250,000                  247,423

Quebec Province, Deb.,

   7%, 2007                                                                                     215,000                  228,184

                                                                                            The Portfolios

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)


INCOME PORTFOLIO (CONTINUED)

                                                                                              Principal
BONDS AND NOTES (CONTINUED)                                                                   Amount ($)                Value ($)
------------------------------------------------------------------------------------------------------------------------------

FINANCIAL (CONTINUED)

Qwest Capital Funding, Gtd. Notes,

   7.90%, 2010                                                                                  170,000                  143,810

Republic of Italy, Deb.,

   6%, 2003                                                                                     250,000                  258,121

Republic of Korea, Unsub. Notes,

   8.875%, 2008                                                                                 200,000                  231,000

Royal Bank of Scotland Group, Sub. Notes,

   6.375%, 2011                                                                                 160,000                  159,131

Salomon Smith Barney Holdings, Notes,

   6.25%, 2003                                                                                  250,000                  258,429

Sanwa Finance Aruba, Gtd. Notes,

   8.35%, 2009                                                                                  100,000                   96,714

Sumitomo Bank International Finance, Notes,

   8.50%, 2009                                                                                  150,000                  157,923

US Bank, Notes,

   5.70%, 2008                                                                                  300,000                  289,130

United Mexican States, Notes,

   9.875%, 2010                                                                                 250,000                  283,125

Verizon Global Funding, Notes,

   7.25%, 2010                                                                                  200,000                  205,529

Washington Mutual, Notes,

   7.50%, 2006                                                                                  250,000                  265,325

Wells Fargo:

  Sr. Notes,

      6.50%, 2002                                                                               275,000                  279,366

   Sub. Notes,

      6.25%, 2008                                                                               450,000                  458,316

                                                                                                                      13,201,456

INDUSTRIAL--8.8%

Abitibi-Consolidated, Bonds,

   8.30%, 2005                                                                                  150,000                  155,040

Albertson's, Sr. Notes,

   7.50%, 2011                                                                                  150,000  (a)             157,595

Alcoa, Notes,

   7.375%, 2010                                                                                 100,000                  106,436

Bristol-Myers Squibb, Notes,

   5.75%, 2011                                                                                  170,000                  163,934

Carter Holt Harvey, Sr. Notes,

   8.875%, 2004                                                                                 200,000                  214,541




INCOME PORTFOLIO (CONTINUED)

                                                                                              Principal
BONDS AND NOTES (CONTINUED)                                                                   Amount ($)                Value ($)
-------------------------------------------------------------------------------------------------------------------------------

INDUSTRIAL (CONTINUED)

Coca-Cola, Notes,

   5.75%, 2011                                                                                  100,000                   97,383

Comcast Cable Communications, Notes,

   6.20%, 2008                                                                                  250,000                  241,477

ConAgra Foods, Notes,

   7.875%, 2010                                                                                 150,000                  161,540

Cox Communications, Notes,

   6.875%, 2005                                                                                 400,000                  407,912

DaimlerChrysler, Gtd. Notes,

   8%, 2010                                                                                     150,000                  157,055

Delhaize America , Gtd. Notes,

   8.125%, 2011                                                                                 100,000  (a)             106,091

duPont(EI)deNemours, Notes,

   6.50%, 2002                                                                                  500,000                  508,501

Electronic Data Systems, Notes,

   7.125%, 2009                                                                                 100,000                  104,304

General Electric Capital, Deb.,

   8.85%, 2005                                                                                  300,000                  335,075

General Mills, Notes

   6%, 2012                                                                                      80,000                   76,926

General Motors, Notes,

   7.20%, 2011                                                                                  165,000  (a)             163,124

Gillette, Notes,

   4%, 2005                                                                                     350,000  (b)             343,028

Hertz, Sr. Notes,

   8.25%, 2005                                                                                  200,000                  204,457

Hewlett-Packard, Notes,

   7.15%, 2005                                                                                  200,000                  206,800

KFW International Finance, Bank Gtd. Notes,

   5.25%, 2006                                                                                  250,000                  249,906

Kellogg, Notes,

   6%, 2006                                                                                     250,000                  252,751

Kerr-McGee, Gtd. Notes,

   6.875%, 2011                                                                                 150,000  (a)             150,433

Kraft Foods, Notes,

   4.625%, 2006                                                                                 250,000  (a)             241,576

Lockheed Martin, Notes,

   8.20%, 2009                                                                                  175,000                  194,631

                                                                                            The Portfolios

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)


INCOME PORTFOLIO (CONTINUED)

                                                                                              Principal
BONDS AND NOTES (CONTINUED)                                                                   Amount ($)                Value ($)
------------------------------------------------------------------------------------------------------------------------------

INDUSTRIAL (CONTINUED)

McDonald's, Notes,

   6%, 2011                                                                                     190,000                  186,049

NIKE, Sr. Notes,

   5.50%, 2006                                                                                  250,000                  247,093

News America Holdings, Sr. Notes,

   8.50%, 2005                                                                                  175,000                  186,831

Nordstrom, Sr. Notes,

   5.625%, 2009                                                                                 200,000                  183,493

Norfolk Southern, Sr. Notes,

   6.20%, 2009                                                                                  250,000                  246,908

Phillips Petroleum, Notes,

   8.75%, 2010                                                                                  135,000                  154,321

SBC Communications, Notes,

   5.75%, 2006                                                                                  250,000  (a)             252,953

Safeway, Notes,

   7.50%, 2009                                                                                  200,000                  213,500

Sara Lee, Notes,

   6.25%, 2011                                                                                  170,000                  168,586

Target, Notes,

   7.50%, 2005                                                                                  200,000                  213,551

Time Warner, Notes,

   7.75%, 2005                                                                                  250,000  (a)             264,909

Tyco International Group, Gtd. Notes,

   6.75%, 2011                                                                                  100,000                   89,268

Unilever Capital, Gtd. Notes,

   7.125%, 2010                                                                                 150,000                  158,807

Union Oil Co. of California, Deb.,

   9.125%, 2006                                                                                 250,000                  276,074

Viacom, Sr. Notes,

   7.75%, 2005                                                                                  175,000                  186,356

Wal-Mart Stores, Sr. Notes,

   6.875%, 2009                                                                                 100,000                  106,608

                                                                                                                       8,135,823

UTILITIES--5.0%

AT&T, Sr. Notes,

   7.30%, 2011                                                                                  200,000  (b)             192,905

British Telecom, Notes,

   8.125%, 2010                                                                                 200,000                  217,660




INCOME PORTFOLIO (CONTINUED)

                                                                                              Principal
BONDS AND NOTES (CONTINUED)                                                                   Amount ($)                Value ($)
-----------------------------------------------------------------------------------------------------------------------------

UTILITIES (CONTINUED)

DPL, Sr. Notes,

   6.875%, 2011                                                                                 180,000                  170,921

DTE Energy, Sr. Notes,

   7.05%, 2011                                                                                  150,000                  151,692

France Telecom, Notes,

   7.20%, 2006                                                                                  225,000                  228,662

Hydro-Quebec, Gtd. Notes,

   6.30%, 2011                                                                                  160,000                  161,198

K N Energy, Sr. Notes,

   6.65%, 2005                                                                                  350,000                  359,172

KeySpan, Notes,

   7.25%, 2005                                                                                  150,000                  158,481

National Rural Utilities Cooperative Finance,

  Collateral Trust,

   5.50%, 2005                                                                                  500,000                  497,577

Niagara Mohawk Power, First Mortgage,

   7.75%, 2006                                                                                  200,000                  213,001

PPL Electric Utilities, Scd. Notes,

   6.25%, 2009                                                                                  200,000                  197,979

Philadelphia Electric, First Refunding Mortgage,

   6.625%, 2003                                                                                 500,000                  512,947

Progress Energy, Sr. Notes,

   7.10%, 2011                                                                                   80,000                   81,685

Scana, Notes,

   6.25%, 2012                                                                                  170,000                  166,628

Sempra Energy, Notes,

   7.95%, 2010                                                                                  150,000                  153,364

Sprint Capital, Gtd. Notes,

   5.70%, 2003                                                                                  300,000                  287,924

Telefonica Europe, Gtd. Notes,

   7.75%, 2010                                                                                  145,000                  152,974

United Technologies, Notes,

   7.125%, 2010                                                                                 150,000                  158,395

Vodafone Group, Notes,

   7.75%, 2010                                                                                  135,000                  144,563

WorldCom, Sr. Notes,

   6.40%, 2005                                                                                  500,000                  432,951

                                                                                                                       4,640,679

                                                                                            The Portfolios

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)


INCOME PORTFOLIO (CONTINUED)

                                                                                              Principal
BONDS AND NOTES (CONTINUED)                                                                   Amount ($)                Value ($)
-------------------------------------------------------------------------------------------------------------------------------

U.S. GOVERNMENT & AGENCIES--38.2%

Federal Home Loan Bank:

  Bonds,

      4.75%, 6/28/2004                                                                          300,000                  304,500

   Notes,

      5.125%, 9/15/2003                                                                       1,700,000                1,741,565

   Sr. Notes,

      5.80%, 9/2/2008                                                                           500,000                  503,248

Federal Home Loan Mortgage Corp., Notes:

   5%, 5/15/2004                                                                              2,250,000                2,297,124

   7%, 7/15/2005                                                                              1,000,000                1,069,244

   5.75%, 3/15/2009                                                                             880,000                  880,000

Federal National Mortgage Association, Notes:

   5.25%, 1/15/2003                                                                           1,400,000                1,427,772

   5.75%, 6/15/2005                                                                           1,300,000                1,345,102

   5.50%, 5/2/2006                                                                            2,650,000                2,669,568

   5.25%, 1/15/2009                                                                           2,905,000                2,829,993

U.S. Treasury Bonds:

   11.625%, 11/15/2004                                                                        1,750,000                2,073,068

   10%, 5/15/2010                                                                             1,575,000                1,823,425

U.S. Treasury Notes:

   5.75%, 8/15/2003                                                                           3,500,000                3,622,745

   7.25%, 8/15/2004                                                                           2,695,000                2,895,427

   5.875%, 11/15/2004                                                                           155,000                  161,829

   7.875%, 11/15/2004                                                                         2,310,000                2,524,668

   6.75%, 5/15/2005                                                                             300,000                  320,763

   7%, 7/15/2006                                                                                870,000                  943,776

   6.625%, 5/15/2007                                                                          2,725,000                2,925,315

   5.75%, 8/15/2010                                                                           2,825,000                2,886,444

   5%, 8/15/2011                                                                                 60,000                   58,014

                                                                                                                      35,303,590

TOTAL BONDS AND NOTES

   (cost $60,439,092)                                                                                                 61,281,548
------------------------------------------------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS--32.4%
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS--16.2%

  Greenwich Capital Markets, Repurchase Agreement,
  1.88% dated 3/28/2002 to be repurchased

  at $14,963,125 on 4/1/2002 (fully collateralized by $15,450,000 of various U.S. Government

   Agency Obligations, value $15,230,508)                                                    14,960,000               14,960,000




INCOME PORTFOLIO (CONTINUED)

                                                                                              Principal

SHORT-TERM INVESTMENTS (CONTINUED)                                                            Amount ($)                Value ($)
--------------------------------------------------------------------------------

U.S. TREASURY BILLS--16.2%

   2.33%, 4/4/2002                                                                            5,000,000  (c)           4,999,400

   1.72%, 5/2/2002                                                                           10,000,000                9,986,200

                                                                                                                      14,985,600

TOTAL SHORT-TERM INVESTMENTS

   (cost $29,944,348)                                                                                                 29,945,600
------------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS (cost $90,383,440)                                                               98.7%              91,227,148

CASH AND RECEIVABLES (NET)                                                                          1.3%               1,165,230

NET ASSETS                                                                                        100.0%              92,392,378

(A)  THESE SECURITIES ARE ON LOAN. AT MARCH 31, 2002, THE TOTAL MARKET VALUE OF
THE PORTFOLIO'S SECURITIES ON LOAN IS $2,113,711 AND THE TOTAL MARKET VALUE OF
THE COLLATERAL HELD BY THE PORTFOLIO IS $2,205,450.

(B)  SECURITIES EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT
OF 1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM
REGISTRATION, NORMALLY TO QUALIFIED INSTITUTIONAL BUYERS. AT MARCH 31, 2002,
THESE SECURITIES AMOUNTED TO $535,933 OR .6% OF NET ASSETS.

(C)  PARTIALLY HELD BY THE BROKER IN A SEGREGATED ACCOUNT AS COLLATERAL FOR OPEN
FINANCIAL FUTURES POSITIONS.

SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF FINANCIAL FUTURES

March 31, 2002 (Unaudited)

INCOME PORTFOLIO

                                                                        Market Value                                    Unrealized
                                                                         Covered by                                 (Depreciation)
                                                 Contracts             Contracts ($)            Expiration        at 3/31/2002 ($)
------------------------------------------------------------------------------------------------------------------------------------

FINANCIAL FUTURES PURCHASED

Standard & Poor's 500                                   75              21,547,500               June 2002               (169,225)

SEE NOTES TO FINANCIAL STATEMENTS.

                                                        The Portfolios


STATEMENT OF INVESTMENTS

March 31, 2002 (Unaudited)


GROWTH AND INCOME PORTFOLIO

COMMON STOCKS--45.8%                                                                             Shares                 Value ($)
------------------------------------------------------------------------------------------------------------------------------

ALCOHOL & TOBACCO--.6%

Philip Morris Cos.                                                                               43,100                2,270,077

CONSUMER CYCLICAL--4.7%

AutoZone                                                                                          7,300  (a)             502,605

Best Buy                                                                                          4,400  (a)             348,480

Darden Restaurants                                                                                9,700                  393,723

Eastman Kodak                                                                                    14,100                  439,497

Federated Department Stores                                                                      14,600  (a)             596,410

General Motors                                                                                   18,800                1,136,460

Home Depot                                                                                       46,700                2,270,087

Johnson Controls                                                                                 10,600                  936,086

Jones Apparel Group                                                                               6,200  (a)             216,690

Limited                                                                                          41,400                  741,060

May Department Stores                                                                            18,300                  637,755

Safeway                                                                                          15,700  (a)             706,814

Sears, Roebuck & Co.                                                                             41,900                2,148,213

TJX Cos.                                                                                         12,100                  484,121

Target                                                                                           21,400                  922,768

Tricon Global Restaurants                                                                         7,300  (a)             429,094

Wal-Mart Stores                                                                                  52,200                3,199,338

Wendy's International                                                                            15,200                  531,696

                                                                                                                      16,640,897

CONSUMER STAPLES--2.7%

Clorox                                                                                           22,400                  977,312

Coca-Cola                                                                                        19,900                1,039,974

ConAgra Foods                                                                                    31,700                  768,725

Fortune Brands                                                                                   13,100                  646,747

International Flavors & Fragrances                                                               16,300                  570,011

Kimberly-Clark                                                                                   22,200                1,435,230

Kraft Foods, Cl. A                                                                               13,500                  521,775

PepsiCo                                                                                          17,900                  921,850

Procter & Gamble                                                                                  7,800                  702,702

SUPERVALU                                                                                        18,800                  485,040

Sara Lee                                                                                         35,500                  736,980

Tyson Foods, Cl. A                                                                               58,800                  733,824

                                                                                                                       9,540,170




GROWTH AND INCOME PORTFOLIO (CONTINUED)

COMMON STOCKS (CONTINUED)                                                                        Shares                 Value ($)
-----------------------------------------------------------------------------------------------------------------------------

ENERGY--3.4%

Amerada Hess                                                                                     13,700                1,087,232

BP, ADR                                                                                           9,800                  520,380

ChevronTexaco                                                                                    19,200                1,733,184

Exxon Mobil                                                                                      91,300                4,001,679

Kerr-McGee                                                                                        6,100                  383,385

Phillips Petroleum                                                                               13,300                  835,240

Royal Dutch Petroleum, ADR                                                                       26,200                1,423,184

Sempra Energy                                                                                    28,900                  726,835

Sunoco                                                                                           19,400                  776,194

Williams Cos.                                                                                    26,000                  612,560

                                                                                                                      12,099,873

HEALTH CARE--6.7%

Abbott Laboratories                                                                              37,800                1,988,280

Amgen                                                                                            17,300  (a)           1,032,464

Bristol-Myers Squibb                                                                             48,400                1,959,716

Cardinal Health                                                                                  12,400                  879,036

Forest Laboratories                                                                               8,800  (a)             718,960

HCA                                                                                              11,700                  515,736

Johnson & Johnson                                                                                64,800                4,208,760

King Pharmaceuticals                                                                              8,600  (a)             301,086

McKesson                                                                                         22,300                  834,689

Merck & Co.                                                                                      35,000                2,015,300

Pfizer                                                                                          118,200                4,697,268

Pharmacia                                                                                        15,800                  712,264

Schering-Plough                                                                                  46,800                1,464,840

Tenet Healthcare                                                                                 19,100  (a)           1,280,082

WellPoint Health Networks                                                                        17,600  (a)           1,120,592

                                                                                                                      23,729,073

INTEREST SENSITIVE--10.2%

Ambac Financial Group                                                                             7,800                  460,746

American International Group                                                                     49,900                3,599,786

AmSouth Bancorporation                                                                           24,300                  534,114

Bank of America                                                                                  45,100                3,067,702

CIGNA                                                                                             8,100                  821,259

Citigroup                                                                                        89,900                4,451,848

                                                        The Portfolios

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)


GROWTH AND INCOME PORTFOLIO (CONTINUED)

COMMON STOCKS (CONTINUED)                                                                        Shares                 Value ($)
---------------------------------------------------------------------------------------------------------------------------------

INTEREST SENSITIVE (CONTINUED)

Countrywide Credit Industries                                                                     9,500                  425,125

Fannie Mae                                                                                       30,500                2,436,340

Freddie Mac                                                                                      10,200                  646,374

General Electric                                                                                169,700                6,355,265

Goldman Sachs Group                                                                               5,800                  523,450

GreenPoint Financial                                                                              7,500                  327,750

Household International                                                                          10,300                  585,040

John Hancock Financial Services                                                                  20,600                  786,714

Lehman Brothers Holdings                                                                          8,600                  555,904

Loews                                                                                             7,300                  427,634

MBNA                                                                                             42,000                1,619,940

Merrill Lynch & Co.                                                                               8,500                  470,730

National City                                                                                    25,600                  787,456

North Fork Bancorporation                                                                        17,400                  618,744

Radian Group                                                                                     16,900                  829,452

SouthTrust                                                                                       15,600                  411,840

State Street                                                                                     15,000                  830,700

Torchmark                                                                                         8,000                  322,320

U.S. Bancorp                                                                                     50,200                1,133,014

Wachovia                                                                                         29,300                1,086,444

Washington Mutual                                                                                42,200                1,398,086

Wells Fargo & Co.                                                                                13,800                  681,720

                                                                                                                      36,195,497

PRODUCER GOODS & SERVICES--3.9%

Air Products & Chemicals                                                                         10,800                  557,820

Alcoa                                                                                            21,000                  792,540

Ashland                                                                                          13,000                  591,630

Bemis                                                                                             8,000                  434,800

Boeing                                                                                           20,400                  984,300

Burlington Northern Santa Fe                                                                     10,500                  316,890

Caterpillar                                                                                      15,200                  864,120

Cooper Industries                                                                                23,700                  994,215

Emerson Electric                                                                                 10,300                  591,117

General Dynamics                                                                                 10,800                1,014,660

KB HOME                                                                                           9,800                  425,320

Lennar                                                                                            5,800                  306,008




GROWTH AND INCOME PORTFOLIO (CONTINUED)

COMMON STOCKS (CONTINUED)                                                                        Shares                 Value ($)
-------------------------------------------------------------------------------------------------------------------------------

PRODUCER GOODS & SERVICES (CONTINUED)

Minnesota Mining & Manufacturing                                                                  4,600                  529,046

PPG Industries                                                                                   16,600                  911,506

Praxair                                                                                           9,300                  556,140

Pulte Homes                                                                                      12,500                  598,125

Tyco International                                                                               63,500                2,052,320

United Technologies                                                                              19,700                1,461,740

                                                                                                                      13,982,297

SERVICES--3.2%

AOL Time Warner                                                                                  89,300  (a)           2,111,945

Automatic Data Processing                                                                         9,200                  536,084

Carnival                                                                                         34,700                1,132,955

Electronic Data Systems                                                                          16,100                  933,639

First Data                                                                                       12,400                1,081,900

Gannett                                                                                          11,700                  890,370

IMS Health                                                                                       27,500                  617,375

McGraw-Hill Cos.                                                                                 14,400                  982,800

Moody's                                                                                          13,200                  542,520

Republic Services                                                                                39,700  (a)             741,596

SunGard Data Systems                                                                             10,200  (a)             336,294

Viacom, Cl. B                                                                                    21,800  (a)           1,054,466

Westwood One                                                                                      8,700  (a)             333,645

                                                                                                                      11,295,589

TECHNOLOGY--7.8%

Apple Computer                                                                                   26,000  (a)             615,420

Applied Materials                                                                                12,800  (a)             694,656

Cisco Systems                                                                                   115,800  (a)           1,960,494

Compuware                                                                                        46,900  (a)             605,479

Danaher                                                                                           7,600                  539,752

Dell Computer                                                                                    75,600  (a)           1,973,916

Electronic Arts                                                                                   6,500  (a)             395,200

Hewlett-Packard                                                                                  56,800                1,018,992

Intel                                                                                           119,700                3,640,077

International Business Machines                                                                  33,900                3,525,600

KLA-Tencor                                                                                        8,600  (a)             571,900

L-3 Communications                                                                                4,900  (a)             548,800

Linear Technology                                                                                16,700                  738,474

                                                                                            The Portfolios

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)


GROWTH AND INCOME PORTFOLIO (CONTINUED)

COMMON STOCKS (CONTINUED)                                                                        Shares                 Value ($)
-------------------------------------------------------------------------------------------------------------------------------

TECHNOLOGY (CONTINUED)

Maxim Integrated Products                                                                        22,000  (a)           1,225,620

Microsoft                                                                                        99,800  (a)           6,018,938

NVIDIA                                                                                            9,000  (a)             399,240

Network Associates                                                                               14,500  (a)             350,900

Oracle                                                                                           99,800  (a)           1,277,440

Pitney Bowes                                                                                     14,700                  629,160

QUALCOMM                                                                                         15,300  (a)             575,892

SPX                                                                                               2,500  (a)             353,950

Xilinx                                                                                            7,300  (a)             290,978

                                                                                                                      27,950,878

UTILITIES--2.6%

AT&T                                                                                             41,100                  645,270

Ameren                                                                                           18,900                  807,975

BellSouth                                                                                        29,100                1,072,626

Calpine                                                                                          34,900  (a,b)           443,230

Mirant                                                                                           62,800  (a)             907,460

PPL                                                                                              22,800                  903,108

SBC Communications                                                                               54,000                2,021,760

Verizon Communications                                                                           42,500                1,940,125

Xcel Energy                                                                                      28,100                  712,335

                                                                                                                       9,453,889

TOTAL COMMON STOCKS

   (cost $153,868,469)                                                                                               163,158,240
------------------------------------------------------------------------------------------------------------------------------------

                                                                                              Principal
BONDS AND NOTES--35.0%                                                                        Amount ($)                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

FINANCE--8.0%

AXA Financial, Sr. Notes,

   7.75%, 2010                                                                                  400,000                  430,801

American General Finance, Notes,

   5.875%, 2006                                                                                 650,000                  651,434

Anadarko Finance, Gtd. Notes,

   6.75%, 2011                                                                                  250,000                  251,254

Bank of America, Sub. Notes,

   7.80%, 2010                                                                                  900,000                  973,592

Bank One, Sub. Notes,

   5.90%, 2011                                                                                  485,000                  464,591



GROWTH AND INCOME PORTFOLIO (CONTINUED)

                                                                                              Principal

BONDS AND NOTES (CONTINUED)                                                                   Amount ($)                Value ($)
----------------------------------------------------------------------------------------------------------------------------

FINANCE (CONTINUED)

Bayerische Landesbank NY, Sr. Notes,

   5.875%, 2008                                                                                 435,000                  435,743

CIT Group, Sr. Notes,

   7.125%, 2004                                                                                 700,000                  703,198

CITIGROUP, Sub. Notes,

   7.25%, 2010                                                                                1,275,000                1,342,622

Chase Manhattan, Sub. Deb.,

   7.125%, 2005                                                                               1,150,000                1,222,148

Credit Suisse First Boston USA, Notes,

   5.875%, 2006                                                                                 600,000                  606,161

EOP Operating, Sr. Notes,

   6.75%, 2008                                                                                  300,000                  301,366

European Investment Bank, Notes,

   4.625%, 2007                                                                                 650,000                  631,755

Ford Motor Credit, Bonds,

   7.375%, 2011                                                                               1,100,000                1,072,202

General Electric Capital, Notes,

   7.50%, 2003                                                                                3,500,000                3,674,066

General Motors Acceptance Corp., Notes,

   6.75%, 2006                                                                                1,680,000  (b)           1,703,209

Goldman Sachs Group, Notes,

   6.60%, 2012                                                                                  575,000                  566,923

Hellenic Republic, Notes,

   6.95%, 2008                                                                                  665,000                  699,690

Household Finance, Notes,

   8%, 2010                                                                                     600,000                  632,824

Iceland (Republic Of), Notes,

   6.125%, 2004                                                                                 850,000                  878,016

International Bank for Reconstruction & Development,

   Notes,
   5%, 2006                                                                                     500,000                  500,702

International Lease Finance, Notes,

   6.75%, 2003                                                                                  825,000                  855,848

Key Bank, Sub. Notes,

   7%, 2011                                                                                     300,000                  303,579

Kingdom of Spain, Notes,

   7%, 2005                                                                                   1,000,000                1,069,725

Lehman Brothers Holdings, Notes,

   6.625%, 2012                                                                                 500,000  (b)             491,580

                                                                                            The Portfolios

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)


GROWTH AND INCOME PORTFOLIO (CONTINUED)

                                                                                              Principal
BONDS AND NOTES (CONTINUED)                                                                   Amount ($)                Value ($)
------------------------------------------------------------------------------------------------------------------------------

FINANCE (CONTINUED)

MBNA America Bank, Sr. Notes,

   7.75%, 2005                                                                                  500,000                  528,780

Mack-Cali Realty, Notes,

   7%, 2004                                                                                     200,000                  206,153

Merrill Lynch & Co., Notes,

   6%, 2009                                                                                     500,000                  494,692

Morgan Stanley Dean Witter, Notes,

   7.75%, 2005                                                                                  900,000                  969,355

Norwest, Sr. Notes,

   6.75%, 2006                                                                                  750,000                  785,636

Ontario (Province Of), Sr. Unsub. Notes,

   5.50%, 2008                                                                                  740,000                  732,372

Quebec Province, Sr. Unsub. Notes,

   5.75%, 2009                                                                                  150,000                  148,068

Qwest Capital Funding, Gtd. Notes,

   7.90%, 2010                                                                                  330,000  (b)             279,160

Royal Bank of Scotland Group, Sub. Notes,

   6.375%, 2011                                                                                 300,000                  298,370

TXU Eastern Funding Co., Gtd. Notes,

   6.75%, 2009                                                                                  600,000                  581,699

Textron Financial, Notes,

   7.125%, 2004                                                                               1,000,000                1,018,355

U.S. Bancorp, Sub. Notes,

   6.75%, 2005                                                                                  180,000                  188,174

United Mexican States, Notes,

   9.875%, 2010                                                                                 600,000                  679,500

Verizon Global Funding, Notes,

   7.25%, 2010                                                                                  530,000  (b)             544,652

Washington Mutual, Notes,

   7.50%, 2006                                                                                  550,000                  583,715

                                                                                                                      28,501,710

INDUSTRIAL--5.2%

Abitibi-Consolidated, Bonds,

   8.30%, 2005                                                                                  300,000                  310,081

Albertson's, Sr. Notes,

   7.50%, 2011                                                                                  350,000  (b)             367,722

Alcoa, Notes,

   7.375%, 2010                                                                                 400,000                  425,744



GROWTH AND INCOME PORTFOLIO (CONTINUED)

                                                                                              Principal
BONDS AND NOTES (CONTINUED)                                                                   Amount ($)                Value ($)
----------------------------------------------------------------------------------------------------------------------------

INDUSTRIAL (CONTINUED)

Amoco, Gtd. Notes,

   6.25%, 2004                                                                                  700,000                  731,328

Bristol-Myers Squibb, Notes,

   5.75%, 2011                                                                                  350,000  (b)             337,511

Coca-Cola, Notes,

   5.75%, 2011                                                                                  200,000                  194,767

Comcast Cable Communications, Sr. Notes,

   6.75%, 2011                                                                                  300,000  (b)             292,548

ConAgra Foods, Notes,

   7.875%, 2010                                                                                 400,000                  430,772

Conoco, Sr. Notes,

   6.35%, 2009                                                                                  350,000                  350,817

Cox Communications, Notes,

   6.875%, 2005                                                                                 691,000                  704,668

Delphi Auto Systems, Notes,

   6.125%, 2004                                                                               1,000,000                1,016,706

Dow Chemical, Notes,

   6.125%, 2011                                                                                 350,000  (b)             337,522

duPont(EI)deNemours, Notes,

   6.50%, 2002                                                                                2,000,000                2,034,004

General Mills, Notes,

   6%, 2012                                                                                     160,000                  153,852

General Motors, Notes,

   7.20%, 2011                                                                                  300,000  (b)             296,589

Gillette, Notes,

   4%, 2005                                                                                   1,000,000  (c)             980,080

KFW International Finance, Bank Gtd. Notes,

   5.25%, 2006                                                                                  600,000                  599,774

KOHLS, Notes,

   6.30%, 2011                                                                                  335,000                  332,476

Kellogg, Notes,

   6%, 2006                                                                                     500,000                  505,502

Kraft Foods, Notes,

   4.625%, 2006                                                                                 500,000  (b)             483,151

Kroger, Gtd. Notes,

   8.05%, 2010                                                                                  375,000                  405,755

Lockheed Martin, Notes,

   8.20%, 2009                                                                                  325,000                  361,458

                                                                                            The Portfolios

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)


GROWTH AND INCOME PORTFOLIO (CONTINUED)

                                                                                              Principal
BONDS AND NOTES (CONTINUED)                                                                   Amount ($)                Value ($)
-----------------------------------------------------------------------------------------------------------------------------

INDUSTRIAL (CONTINUED)

McDonald's, Notes,

   6%, 2011                                                                                     370,000                  362,307

NIKE, Sr. Notes,

   5.50%, 2006                                                                                  600,000                  593,022

News America Holdings, Sr. Notes,

   8.50%, 2005                                                                                  325,000                  346,971

PPG Industries, Notes,

   6.75%, 2004                                                                                1,000,000                1,040,559

Phillips Petroleum, Notes,

   8.75%, 2010                                                                                  375,000                  428,671

Potash, Notes,

   7.75%, 2011                                                                                  250,000                  261,008

SBC Communications, Notes,

   5.75%, 2006                                                                                  600,000  (b)             607,087

Sara Lee, Notes,

   6.25%, 2011                                                                                  175,000                  173,545

Tyco International Group, Gtd. Notes,

   6.75%, 2011                                                                                  200,000                  178,536

USX, Notes,

   7.20%, 2004                                                                                1,000,000                1,046,527

Unilever Capital, Gtd. Notes,

   7.125%, 2010                                                                                 400,000                  423,484

Union Oil Co. of California, Deb.,

   9.125%, 2006                                                                                 550,000                  607,364

Viacom, Gtd. Notes,

   7.70%, 2010                                                                                  300,000                  321,582

Wal-Mart Stores, Sr. Notes,

   6.875%, 2009                                                                                 450,000                  479,734

                                                                                                                      18,523,224

TRANSPORTATION--.1%

Norfolk Southern, Sr. Notes,

   8.625%, 2010                                                                                 275,000                  307,368

UTILITIES--2.8%

AT&T, Notes,

   5.625%, 2004                                                                               1,000,000  (b)             998,999




GROWTH AND INCOME PORTFOLIO (CONTINUED)

                                                                                              Principal
BONDS AND NOTES (CONTINUED)                                                                   Amount ($)                Value ($)
------------------------------------------------------------------------------------------------------------------------------

UTILITIES (CONTINUED)

AT&T Wireless Services, Sr. Notes,

   7.875%, 2011                                                                                 300,000  (b)             299,872

British Telecom, Notes,

   8.125%, 2010                                                                                 400,000                  435,320

DTE Energy, Sr. Notes,

   7.05%, 2011                                                                                  350,000                  353,949

Dominion Resources, Sr. Notes,

   8.125%, 2010                                                                                 550,000                  592,282

France Telecom, Notes,

   7.20%, 2006                                                                                  450,000                  457,325

Hydro-Quebec, Gtd. Notes,

   6.30%, 2011                                                                                  380,000  (b)             382,846

K N Energy, Sr. Notes,

   6.65%, 2005                                                                                  650,000                  667,033

Niagara Mohawk Power, Sr. Notes,

   7.75%, 2008                                                                                  400,000                  428,044

PPL Electric Utilities, Sr. Bonds,

   6.25%, 2009                                                                                  450,000                  445,452

Philadelphia Electric, First Refunding Mortgage,

   6.625%, 2003                                                                               1,000,000                1,025,893

Progress Energy, Sr. Notes,

   7.10%, 2011                                                                                  180,000                  183,790

Public Service Electric & Gas, First Refunding Mortgage,

   8.875%, 2003                                                                                 500,000                  519,870

Sprint Capital, Gtd. Notes,

   5.70%, 2003                                                                                1,350,000                1,295,657

Telefonica Europe, Gtd. Notes,

   7.75%, 2010                                                                                  500,000                  527,498

United Technologies, Notes,

   7.125%, 2010                                                                                 400,000                  422,387

Wisconsin Electric Power, First Mortgage,

   7.25%, 2004                                                                                  500,000                  525,711

WorldCom, Notes,

   8%, 2006                                                                                     500,000  (b)             445,674

                                                                                                                      10,007,602

                                                                                            The Portfolios

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)


GROWTH AND INCOME PORTFOLIO (CONTINUED)

                                                                                              Principal
BONDS AND NOTES (CONTINUED)                                                                   Amount ($)                Value ($)
------------------------------------------------------------------------------------------------------------------------------

U.S. GOVERNMENT & AGENCIES--18.9%

Federal Home Loan Bank:

  Bonds:

      5.375%, 1/5/2004                                                                        4,600,000                4,726,500

      4.75%, 6/28/2004                                                                        2,000,000                2,030,000

   Notes,

      5.125%, 9/15/2003                                                                       2,450,000                2,509,903

Federal Home Loan Mortgage Corp., Notes:

   5.75%, 7/15/2003                                                                           2,450,000                2,522,471

   7%, 7/15/2005                                                                              3,000,000                3,207,732

   5.25%, 1/15/2006                                                                           3,730,000                3,768,699

   5.125%, 10/15/2008                                                                         1,550,000                1,506,445

   5.75%, 3/15/2009                                                                             500,000                  500,000

Federal National Mortgage Association, Notes:

   5.75%, 4/15/2003                                                                           1,800,000                1,849,644

   5.50%, 5/2/2006                                                                            2,200,000                2,216,245

   7.125%, 3/15/2007                                                                          3,250,000                3,507,016

   6.50%, 4/29/2009                                                                           2,400,000                2,405,849

   7.25%, 1/15/2010                                                                           2,500,000                2,721,227

U.S. Treasury Bonds:

   11.125%, 8/15/2003                                                                         4,050,000                4,481,730

   11.625%, 11/15/2004                                                                        1,170,000                1,385,994

U.S. Treasury Notes:

   5.75%, 8/15/2003                                                                           2,500,000                2,587,675

   7.25%, 8/15/2004                                                                           2,350,000                2,524,769

   5.75%, 11/15/2005                                                                          1,775,000                1,846,000

   7%, 7/15/2006                                                                              2,070,000                2,245,536

   6.50%, 10/15/2006                                                                          2,950,000                3,144,611

   6.625%, 5/15/2007                                                                          3,700,000                3,971,987

   5.625%, 5/15/2008                                                                          2,065,000                2,116,047

   4.75%, 11/15/2008                                                                          2,500,000                2,436,525

   6%, 8/15/2009                                                                              1,920,000                1,998,298

   5.75%, 8/15/2010                                                                           4,600,000                4,700,050

   5%, 8/15/2011                                                                                470,000                  454,448

                                                                                                                      67,365,401

TOTAL BONDS AND NOTES

   (cost $122,561,744)                                                                                               124,705,305




GROWTH AND INCOME PORTFOLIO (CONTINUED)

                                                                                              Principal

SHORT-TERM INVESTMENTS--19.0%                                                                 Amount ($)                Value ($)
----------------------------------------------------------------------------------------------------------------------------

REPURCHASE AGREEMENTS--16.8%

  Greenwich Capital Markets, Repurchase Agreement,

  1.88%, dated 3/28/2002 to be repurchased at

  $59,617,451 on 4/1/2002 (fully collateralized by

  $57,946,000 of various U.S. Government

   Agency Obligations, value $60,103,132)                                                    59,605,000               59,605,000

U.S. TREASURY BILLS--2.2%

   1.79%, 5/30/2002                                                                           8,000,000  (d)           7,977,840

TOTAL SHORT-TERM INVESTMENTS

   (cost $67,581,531)                                                                                                 67,582,840
------------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS (cost $344,011,744)                                                              99.8%             355,446,385

CASH AND RECEIVABLES (NET)                                                                           .2%                 709,715

NET ASSETS                                                                                        100.0%             356,156,100

(A) NON-INCOME PRODUCING.

(B)  ALL OR A PORTION OF THESE SECURITIES ARE ON LOAN. AT MARCH 31, 2002, THE
TOTAL MARKET VALUE OF THE PORTFOLIO'S SECURITIES ON LOAN IS $7,549,803 AND THE
TOTAL MARKET VALUE OF THE COLLATERAL HELD BY THE PORTFOLIO IS $7,851,140.

(C)  SECURITY EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF
1933. THIS SECURITY MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION,
NORMALLY TO QUALIFIED INSTITUTIONAL BUYERS. AT MARCH 31, 2002, THIS SECURITY
AMOUNTED TO $980,080 OR .3% OF NET ASSETS.

(D)  PARTIALLY HELD BY THE BROKER IN A SEGREGATED ACCOUNT AS COLLATERAL FOR OPEN
FINANCIAL FUTURES POSITIONS.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                        The Portfolios


STATEMENT OF FINANCIAL FUTURES

March 31, 2002 (Unaudited)

GROWTH AND INCOME PORTFOLIO

                                                                                                                       Unrealized
                                                                   Market Value                                      Appreciation
                                                                     Covered by                                     (Depreciation)
                                             Contracts             Contracts ($)           Expiration             at 3/31/2002 ($)
------------------------------------------------------------------------------------------------------------------------------------

FINANCIAL FUTURES PURCHASED:
CAC 40                                              90                3,639,543             June 2002                      97,891

Deutsche Akteinindex                                25                2,936,099             June 2002                      52,812

Financial Times                                     80                6,015,484             June 2002                        (155)

Hang Seng                                            5                  353,132            April 2002                       9,327

Russell 2000                                       174               44,152,500             June 2002                     885,684

S&P ASX 200 Index                                   15                  682,869             June 2002                         751

Standard & Poor's 500                               15                4,309,500             June 2002                     (42,832)

Topix                                               39                3,171,377             June 2002                    (103,168)

                                                                                                                          900,310

SEE NOTES TO FINANCIAL STATEMENTS.



STATEMENT OF INVESTMENTS

March 31, 2002 (Unaudited)


GROWTH PORTFOLIO

COMMON STOCKS--66.2%                                                                             Shares                 Value ($)
------------------------------------------------------------------------------------------------------------------------------

ALCOHOL & TOBACCO--.9%

Philip Morris Cos.                                                                               15,400                  811,118

CONSUMER CYCLICAL--6.8%

AutoZone                                                                                          2,600  (a)             179,010

Best Buy                                                                                          1,600  (a)             126,720

Darden Restaurants                                                                                3,500                  142,065

Eastman Kodak                                                                                     5,100                  158,967

Federated Department Stores                                                                       5,200  (a)             212,420

General Motors                                                                                    6,700                  405,015

Home Depot                                                                                       16,700                  811,787

Johnson Controls                                                                                  3,800                  335,578

Jones Apparel Group                                                                               2,200  (a)              76,890

Limited                                                                                          14,800                  264,920

May Department Stores                                                                             6,500                  226,525

Safeway                                                                                           5,600  (a)             252,112

Sears, Roebuck & Co.                                                                             15,000                  769,050

TJX Cos.                                                                                          4,300                  172,043

Target                                                                                            7,700                  332,024

Tricon Global Restaurants                                                                         2,700  (a)             158,706

Wal-Mart Stores                                                                                  18,600                1,139,994

Wendy's International                                                                             5,400                  188,892

                                                                                                                       5,952,718

CONSUMER STAPLES--3.9%

Clorox                                                                                            8,000                  349,040

Coca-Cola                                                                                         7,100                  371,046

ConAgra Foods                                                                                    11,300                  274,025

Fortune Brands                                                                                    4,700                  232,039

International Flavors & Fragrances                                                                5,800                  202,826

Kimberly-Clark                                                                                    7,900                  510,735

Kraft Foods, Cl. A                                                                                4,900                  189,385

PepsiCo                                                                                           6,400                  329,600

Procter & Gamble                                                                                  2,800                  252,252

SUPERVALU                                                                                         6,700                  172,860

Sara Lee                                                                                         12,700                  263,652

Tyson Foods, Cl. A                                                                               21,000                  262,080

                                                                                                                       3,409,540

                                                        The Portfolios

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)


GROWTH PORTFOLIO (CONTINUED)

COMMON STOCKS (CONTINUED)                                                                        Shares                 Value ($)
-----------------------------------------------------------------------------------------------------------------------------

ENERGY--4.9%

Amerada Hess                                                                                      4,900                  388,864

BP, ADR                                                                                           3,500                  185,850

ChevronTexaco                                                                                     6,800                  613,836

Exxon Mobil                                                                                      32,600                1,428,858

Kerr-McGee                                                                                        2,200                  138,270

Phillips Petroleum                                                                                4,800                  301,440

Royal Dutch Petroleum, ADR                                                                        9,300                  505,176

Sempra Energy                                                                                    10,300                  259,045

Sunoco                                                                                            6,900                  276,069

Williams Cos.                                                                                     9,300                  219,108

                                                                                                                       4,316,516

HEALTH CARE--9.6%

Abbott Laboratories                                                                              13,500                  710,100

Amgen                                                                                             6,200  (a)             370,016

Bristol-Myers Squibb                                                                             17,300                  700,477

Cardinal Health                                                                                   4,400                  311,916

Forest Laboratories                                                                               3,200  (a)             261,440

HCA                                                                                               4,200                  185,136

Johnson & Johnson                                                                                23,100                1,500,345

King Pharmaceuticals                                                                              3,100  (a)             108,531

McKesson                                                                                          8,000                  299,440

Merck & Co.                                                                                      12,500                  719,750

Pfizer                                                                                           42,200                1,677,028

Pharmacia                                                                                         5,600                  252,448

Schering-Plough                                                                                  16,700                  522,710

Tenet Healthcare                                                                                  6,800  (a)             455,736

WellPoint Health Networks                                                                         6,400  (a)             407,488

                                                                                                                       8,482,561

INTEREST SENSITIVE--14.7%

Ambac Financial Group                                                                             2,800                  165,396

American International Group                                                                     17,800                1,284,092

AmSouth Bancorporation                                                                            8,700                  191,226

Bank of America                                                                                  16,100                1,095,122



GROWTH PORTFOLIO (CONTINUED)

COMMON STOCKS (CONTINUED)                                                                        Shares                 Value ($)
------------------------------------------------------------------------------------------------------------------------------

INTEREST SENSITIVE (CONTINUED)

CIGNA                                                                                             2,900                  294,031

Citigroup                                                                                        32,100                1,589,592

Countrywide Credit Industries                                                                     3,400                  152,150

Fannie Mae                                                                                       10,900                  870,692

Freddie Mac                                                                                       3,700                  234,469

General Electric                                                                                 60,600                2,269,470

Goldman Sachs Group                                                                               2,100                  189,525

GreenPoint Financial                                                                              2,700                  117,990

Household International                                                                           3,700                  210,160

John Hancock Financial Services                                                                   7,400                  282,606

Lehman Brothers Holdings                                                                          3,100                  200,384

Loews                                                                                             2,600                  152,308

MBNA                                                                                             15,000                  578,550

Merrill Lynch & Co.                                                                               3,000                  166,140

National City                                                                                     9,100                  279,916

North Fork Bancorporation                                                                         6,200                  220,472

Radian Group                                                                                      6,000                  294,480

SouthTrust                                                                                        5,600                  147,840

State Street                                                                                      5,400                  299,052

Torchmark                                                                                         2,900                  116,841

U.S. Bancorp                                                                                     17,900                  404,003

Wachovia                                                                                         10,500                  389,340

Washington Mutual                                                                                15,100                  500,263

Wells Fargo & Co.                                                                                 4,900                  242,060

                                                                                                                      12,938,170

PRODUCER GOODS & SERVICES--5.7%

Air Products & Chemicals                                                                          3,800                  196,270

Alcoa                                                                                             7,500                  283,050

Ashland                                                                                           4,600                  209,346

Bemis                                                                                             2,900                  157,615

Boeing                                                                                            7,300                  352,225

Burlington Northern Santa Fe                                                                      3,800                  114,684

Caterpillar                                                                                       5,400                  306,990

                                                        The Portfolios

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)


GROWTH PORTFOLIO (CONTINUED)

COMMON STOCKS (CONTINUED)                                                                        Shares                 Value ($)
------------------------------------------------------------------------------------------------------------------------------

PRODUCER GOODS & SERVICES (CONTINUED)

Cooper Industries                                                                                 8,600                  360,770

Emerson Electric                                                                                  3,700                  212,343

General Dynamics                                                                                  3,900                  366,405

KB HOME                                                                                           3,500                  151,900

Lennar                                                                                            2,100                  110,796

Minnesota Mining & Manufacturing                                                                  1,600                  184,016

PPG Industries                                                                                    5,900                  323,969

Praxair                                                                                           3,300                  197,340

Pulte Homes                                                                                       4,500                  215,325

Tyco International                                                                               22,700                  733,664

United Technologies                                                                               7,000                  519,400

                                                                                                                       4,996,108

SERVICES--4.6%

AOL Time Warner                                                                                  31,900  (a)             754,435

Automatic Data Processing                                                                         3,300                  192,291

Carnival                                                                                         12,400                  404,860

Electronic Data Systems                                                                           5,800                  336,342

First Data                                                                                        4,400                  383,900

Gannett                                                                                           4,200                  319,620

IMS Health                                                                                        9,800                  220,010

McGraw-Hill Cos.                                                                                  5,200                  354,900

Moody's                                                                                           4,700                  193,170

Republic Services                                                                                14,200  (a)             265,256

SunGard Data Systems                                                                              3,600  (a)             118,692

Viacom, Cl. B                                                                                     7,800  (a)             377,286

Westwood One                                                                                      3,100  (a)             118,885

                                                                                                                       4,039,647

TECHNOLOGY--11.3%

Apple Computer                                                                                    9,300  (a)             220,131

Applied Materials                                                                                 4,600  (a)             249,642

Cisco Systems                                                                                    41,300  (a)             699,209

Compuware                                                                                        16,800  (a)             216,888




GROWTH PORTFOLIO (CONTINUED)

COMMON STOCKS (CONTINUED)                                                                        Shares                 Value ($)
------------------------------------------------------------------------------------------------------------------------------

TECHNOLOGY (CONTINUED)

Danaher                                                                                           2,700                  191,754

Dell Computer                                                                                    27,000  (a)             704,970

Electronic Arts                                                                                   2,300  (a)             139,840

Hewlett-Packard                                                                                  20,300                  364,182

Intel                                                                                            42,800                1,301,548

International Business Machines                                                                  12,100                1,258,400

KLA-Tencor                                                                                        3,100  (a)             206,150

L-3 Communications                                                                                1,700  (a)             190,400

Linear Technology                                                                                 6,000                  265,320

Maxim Integrated Products                                                                         7,900  (a)             440,109

Microsoft                                                                                        35,600  (a)           2,147,036

NVIDIA                                                                                            3,200  (a)             141,952

Network Associates                                                                                5,200  (a)             125,840

Oracle                                                                                           36,100  (a)             462,080

Pitney Bowes                                                                                      5,300                  226,840

QUALCOMM                                                                                          5,500  (a)             207,020

SPX                                                                                                 900  (a)             127,422

Xilinx                                                                                            2,600  (a)             103,636

                                                                                                                       9,990,369

UTILITIES--3.8%

AT&T                                                                                             14,700                  230,790

Ameren                                                                                            6,800                  290,700

BellSouth                                                                                        10,400                  383,344

Calpine                                                                                          12,500  (a,b)           158,750

Mirant                                                                                           22,400  (a)             323,680

PPL                                                                                               8,100                  320,841

SBC Communications                                                                               19,300                  722,592

Verizon Communications                                                                           15,200                  693,880

Xcel Energy                                                                                      10,000                  253,500

                                                                                                                       3,378,077

TOTAL COMMON STOCKS

   (cost $53,605,085)                                                                                                 58,314,824

                                                                                            The Portfolios

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

GROWTH PORTFOLIO (CONTINUED)

                                                                                              Principal

SHORT-TERM INVESTMENTS--33.6%                                                                 Amount ($)                Value ($)
---------------------------------------------------------------------------------------------------------------------------------

REPURCHASE AGREEMENTS--16.7%

  Greenwich Capital Markets, Repurchase Agreement,

  1.88% dated 3/28/2002 to be repurchased

   at $14,703,071 on 4/1/2002 (fully collateralized
   by $14,935,000 of various U.S. Government
   Agency Obligations, value $14,998,337)                                                    14,700,000               14,700,000

U.S. TREASURY BILLS--16.9%

   1.76%, 5/30/2002                                                                          15,000,000  (c)          14,958,450

TOTAL SHORT-TERM INVESTMENTS

   (cost $29,656,815)                                                                                                 29,658,450
------------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS (cost $83,261,900)                                                               99.8%              87,973,274

CASH AND RECEIVABLES (NET)                                                                           .2%                 149,537

NET ASSETS                                                                                        100.0%              88,122,811

(A) NON-INCOME PRODUCING.

(B)  THIS SECURITY IS ON LOAN. AT MARCH 31, 2002, THE TOTAL MARKET VALUE OF THE
PORTFOLIO'S SECURITY ON LOAN IS $158,750 AND THE TOTAL MARKET VALUE OF THE
COLLATERAL HELD BY THE PORTFOLIO IS $162,500.

(C)  PARTIALLY HELD BY THE BROKER IN A SEGREGATED ACCOUNT AS COLLATERAL FOR OPEN
FINANCIAL FUTURES POSITIONS.

SEE NOTES TO FINANCIAL STATEMENTS.


STATEMENT OF FINANCIAL FUTURES

March 31, 2002 (Unaudited)

GROWTH PORTFOLIO

                                                                                                                       Unrealized

                                                                     Market Value                                    Appreciation
                                                                       Covered by                                   (Depreciation)
                                                Contracts            Contracts ($)           Expiration           at 3/31/2002 ($)
------------------------------------------------------------------------------------------------------------------------------------

FINANCIAL FUTURES PURCHASED:

CAC 40                                                 57               2,305,044             June 2002                    63,098

Deutsche Akteinindex                                   13               1,526,771             June 2002                    26,935

Financial Times                                        51               3,834,871             June 2002                       (99)

Hang Seng                                               3                 211,879            April 2002                     5,597

Russell 2000                                           60              15,225,000             June 2002                   305,460

S&P ASX 200 Index                                      19                 864,968             June 2002                       951

Standard & Poor's 500                                   6               1,723,800             June 2002                   (17,898)

TOPIX                                                  30               2,439,521             June 2002                   (79,360)

                                                                                                                          304,684

SEE NOTES TO FINANCIAL STATEMENTS.

                                                        The Portfolios

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2002 (Unaudited)

                                                                                              Growth and
                                                                               Income             Income             Growth
                                                                            Portfolio          Portfolio          Portfolio
------------------------------------------------------------------------------------------------------------------------------------

ASSETS ($):

Investments in securities--
   See Statement of Investments--Note 2(c)
   (including Repurchase Agreements of
   $14,960,000, $59,605,000 and
   $14,700,000, for the Income Portfolio,
   the Growth and Income Portfolio and
   the Growth Portfolio, respectively)
   [cost--Note 5]                                                          91,227,148        355,446,385         87,973,274

Cash                                                                          431,618            100,561             92,654

Collateral for securities loaned--Note 2(c)                                 2,205,450          7,851,140            162,500

Interest receivable                                                           995,225          1,931,896              4,122

Receivable for investment securities sold                                     511,358          2,560,557                 --

Receivable for futures
   variation margin--Note 5                                                    78,750            435,829            208,909

Receivable for shares of
   Common Stock subscribed                                                     38,489             68,358             38,124

Dividends receivable                                                               --            175,908             63,329

Prepaid expenses                                                               13,345              9,969             13,692

                                                                           95,501,383        368,580,603         88,556,604
------------------------------------------------------------------------------------------------------------------------------------

LIABILITIES ($):

Due to The Dreyfus Corporation and affiliates                                  52,433            268,105             62,157

Liabilities for securities loaned--Note 2(c)                                2,205,450          7,851,140            162,500

Payable for investment securities purchased                                   773,690          3,088,636                 --

Payable for shares of Common Stock redeemed                                    50,996          1,040,831            148,235

Accrued expenses                                                               26,436            175,791             60,901

                                                                            3,109,005         12,424,503            433,793
------------------------------------------------------------------------------------------------------------------------------------

NET ASSETS ($)                                                             92,392,378        356,156,100         88,122,811


                                                                                              Growth and
                                                                               Income             Income             Growth
                                                                            Portfolio          Portfolio          Portfolio
------------------------------------------------------------------------------------------------------------------------------------

COMPOSITION OF NET ASSETS ($):

Paid-in capital                                                            96,815,360        371,532,552        101,608,610

Accumulated undistributed
   investment income--net                                                    (621,208)           546,733             (9,128)

Accumulated net realized gain
   (loss) on investments                                                   (4,476,257)                --                 --

Accumulated net realized gain (loss)
   on investments and foreign
   currency transactions                                                           --        (28,258,136)       (18,492,729)

Accumulated net unrealized appreciation
   (depreciation) on investments [including
   ($169,225) net unrealized (depreciation)
   on financial futures for the Income Portfolio]                             674,483                 --                 --

Accumulated net unrealized appreciation
   (depreciation) on investments and
   foreign currency transactions
   (including $900,310 and $304,684
   net unrealized appreciation on financial
   futures for the Growth and Income Portfolio
   and the Growth Portfolio, respectively)                                         --         12,334,951          5,016,058
------------------------------------------------------------------------------------------------------------------------------------

NET ASSETS ($)                                                             92,392,378        356,156,100         88,122,811

                                                                                              Growth and
                                                                               Income             Income             Growth
NET ASSET VALUE PER SHARE                                                   Portfolio          Portfolio          Portfolio
------------------------------------------------------------------------------------------------------------------------------------

RESTRICTED CLASS SHARES

Net Assets ($)                                                             72,736,069        194,651,934         64,851,082

Shares Outstanding                                                          5,847,214         13,197,811          4,744,578
------------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE PER SHARE ($)                                                   12.44              14.75              13.67
------------------------------------------------------------------------------------------------------------------------------------

INVESTOR CLASS SHARES

Net Assets ($)                                                             19,656,309        161,504,166         23,271,729

Shares Outstanding                                                          1,583,241         10,438,197          1,695,586
------------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE PER SHARE ($)                                                   12.42              15.47              13.72

SEE NOTES TO FINANCIAL STATEMENTS.

                                                        The Portfolios



STATEMENT OF OPERATIONS

Six Months Ended March 31, 2002 (Unaudited)

                                                                                              Growth and
                                                                               Income             Income             Growth
                                                                            Portfolio          Portfolio          Portfolio
------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME ($):

INCOME:

Interest                                                                    1,771,085          4,415,356            294,969

Cash dividends (net of $761 and
   $300 foreign taxes withheld at
   source for the Growth and
   Income Portfolio and the
   Growth Portfolio, respectively)                                                 --          1,136,393            431,356

TOTAL INCOME                                                                1,771,085           ,551,749            726,325

EXPENSES--NOTE 2(D):

Investment advisory fee--Note 4(a)                                            283,608          1,340,194            346,424

Shareholder servicing costs--Note 4(b)                                         54,493            533,955            113,018

Professional fees                                                              14,803              9,286             16,226

Registration fees                                                              10,052              7,703              6,291

Prospectus and shareholders' reports                                            5,828             16,309              3,983

Custodian fees--Note 4(b)                                                       4,686             19,740              7,688

Directors' fees and expenses--Note 4(c)                                         2,405              6,142              2,075

Loan commitment fees--Note 3                                                      895              3,274                932

Miscellaneous                                                                   8,237              7,324              2,729

TOTAL EXPENSES                                                                385,007          1,943,927            499,366

INVESTMENT INCOME--NET                                                      1,386,078          3,607,822            226,959



                                                                                              Growth and
                                                                               Income             Income             Growth
                                                                            Portfolio          Portfolio          Portfolio
------------------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS--NOTE 5 ($):

Net realized gain (loss) on investments                                       155,635        (10,058,223)        (6,046,161)

Net realized gain (loss) on financial futures
   and foreign currency transactions                                        1,616,491          7,509,270          3,797,115

NET REALIZED GAIN (LOSS)                                                    1,772,126         (2,548,953)        (2,249,046)

Net unrealized appreciation (depreciation)
   on investments (including $320,036
   net unrealized appreciation on
   financial futures for the Income Portfolio)                             (1,893,730)                --                 --

Net unrealized appreciation (depreciation)
   on investments and foreign currency
   transactions (including $2,724,118 and
   $1,014,970 net unrealized appreciation
   on financial futures for the
   Growth and Income Portfolio and
   the Growth Portfolio, respectively)                                             --         23,139,402         13,056,100

NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS                                                     (121,604)        20,590,449         10,807,054

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS                                                   1,264,474         24,198,271         11,034,013

SEE NOTES TO FINANCIAL STATEMENTS.

                                                        The Portfolios


STATEMENT OF CHANGES IN NET ASSETS

                                                                              Six Months Ended
                                                                                March 31, 2002                       Year Ended
INCOME PORTFOLIO                                                                    (Unaudited)               September 30, 2001
----------------------------------------------------------------------------------------------------------------------------------

OPERATIONS ($):

           Investment income--net                                                    1,386,078                         4,745,327

Net realized gain (loss) on investments                                              1,772,126                        (6,423,641)

Net unrealized appreciation
   (depreciation) on investments                                                    (1,893,730)                        3,430,031

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                                                         1,264,474                         1,751,717
------------------------------------------------------------------------------------------------------------------------------------

DIVIDENDS TO SHAREHOLDERS FROM ($):

Investment income--net:

   Restricted Class shares                                                          (3,907,612)                       (3,076,004)

   Investor Class shares                                                            (1,201,644)                       (1,024,377)

TOTAL DIVIDENDS                                                                     (5,109,256)                       (4,100,381)
------------------------------------------------------------------------------------------------------------------------------------

CAPITAL STOCK TRANSACTIONS ($):

Net proceeds from shares sold:

   Restricted Class shares                                                          10,188,937                        21,763,093

   Investor Class shares                                                             2,495,375                        10,492,483

Dividends reinvested:

   Restricted Class shares                                                           3,875,013                         3,057,017

   Investor Class shares                                                             1,154,874                           952,508

Cost of shares redeemed:

   Restricted Class shares                                                         (10,348,302)                       (7,604,790)

   Investor Class shares                                                            (5,879,927)                       (6,051,403)

INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL STOCK TRANSACTIONS                                                   1,485,970                        22,608,908

TOTAL INCREASE (DECREASE) IN NET ASSETS                                             (2,358,812)                       20,260,244
------------------------------------------------------------------------------------------------------------------------------------

NET ASSETS ($):

Beginning of Period                                                                 94,751,190                        74,490,946

END OF PERIOD                                                                       92,392,378                        94,751,190

Undistributed investment income--net                                                  (621,208)                        3,479,766



                                                                              Six Months Ended
                                                                                March 31, 2002                        Year Ended
INCOME PORTFOLIO                                                                   (Unaudited)                September 30, 2001
------------------------------------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS:

RESTRICTED CLASS SHARES

Shares sold                                                                           795,962                          1,672,176

Shares issued for dividends reinvested                                                308,766                            241,853

Shares redeemed                                                                      (794,562)                          (587,334)

NET INCREASE (DECREASE) IN SHARES OUTSTANDING                                         310,166                          1,326,695
-------------------------------------------------------------------------------------------------------------------------------

INVESTOR CLASS SHARES

Shares sold                                                                           196,763                            804,864

Shares issued for dividends reinvested                                                 92,095                             75,416

Shares redeemed                                                                      (467,820)                          (466,254)

NET INCREASE (DECREASE) IN SHARES OUTSTANDING                                        (178,962)                           414,026

SEE NOTES TO FINANCIAL STATEMENTS.

                                                        The Portfolios


STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

                                                                              Six Months Ended
                                                                                March 31, 2002                        Year Ended
GROWTH AND INCOME PORTFOLIO                                                         (Unaudited)               September 30, 2001
-------------------------------------------------------------------------------------------------------------------------------

OPERATIONS ($):

Investment income--net                                                               3,607,822                        10,688,496

Net realized gain (loss) on investments                                             (2,548,953)                      (26,694,495)

Net unrealized appreciation (depreciation)
   on investments                                                                   23,139,402                       (24,334,231)

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                                                        24,198,271                       (40,340,230)
------------------------------------------------------------------------------------------------------------------------------------

DIVIDENDS TO SHAREHOLDERS FROM ($):

Investment income--net:

   Restricted Class shares                                                          (5,713,701)                       (9,700,888)

   Investor Class shares                                                            (3,964,414)                       (2,842,259)

Net realized gain on investments:

   Restricted Class shares                                                                  --                        (2,999,616)

   Investor Class shares                                                                    --                          (947,420)

TOTAL DIVIDENDS                                                                     (9,678,115)                      (16,490,183)
------------------------------------------------------------------------------------------------------------------------------------

CAPITAL STOCK TRANSACTIONS ($):

Net proceeds from shares sold:

   Restricted Class shares                                                          12,476,860                        36,210,482

   Investor Class shares                                                            12,221,899                       114,500,339

Dividends reinvested:

   Restricted Class shares                                                           5,704,989                        12,622,937

   Investor Class shares                                                             3,916,789                         3,674,302

Cost of shares redeemed:

   Restricted Class shares                                                         (29,240,078)                      (24,081,840)

   Investor Class shares                                                           (11,687,267)                      (24,050,846)

INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL STOCK TRANSACTIONS                                                  (6,606,808)                      118,875,374

TOTAL INCREASE (DECREASE) IN NET ASSETS                                              7,913,348                        62,044,961
------------------------------------------------------------------------------------------------------------------------------------

NET ASSETS ($):

Beginning of Period                                                                348,242,752                       286,197,791

END OF PERIOD                                                                      356,156,100                       348,242,752

Undistributed investment income--net                                                   546,733                         7,409,280


                                                                              Six Months Ended
                                                                                March 31, 2002                        Year Ended
GROWTH AND INCOME PORTFOLIO                                                         (Unaudited)               September 30, 2001
------------------------------------------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS:

RESTRICTED CLASS SHARES

Shares sold                                                                            844,868                         2,285,908

Shares issued for dividends reinvested                                                 385,212                           807,093

Shares redeemed                                                                     (1,969,895)                       (1,553,133)

NET INCREASE (DECREASE) IN SHARES OUTSTANDING                                         (739,815)                        1,539,868
------------------------------------------------------------------------------------------------------------------------------------

INVESTOR CLASS SHARES

Shares sold                                                                            791,462                         7,285,928

Shares issued for dividends reinvested                                                 251,560                           223,770

Shares redeemed                                                                       (760,614)                       (1,466,329)

NET INCREASE (DECREASE) IN SHARES OUTSTANDING                                          282,408                         6,043,369

SEE NOTES TO FINANCIAL STATEMENTS.

                                                        The Portfolios


STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

                                                                              Six Months Ended
                                                                                March 31, 2002                        Year Ended
GROWTH PORTFOLIO                                                                    (Unaudited)               September 30, 2001
------------------------------------------------------------------------------------------------------------------------------------

OPERATIONS ($):

Investment income--net                                                                 226,959                         2,018,378

Net realized gain (loss) on investments                                             (2,249,046)                      (16,779,389)

Net unrealized appreciation (depreciation)
   on investments                                                                   13,056,100                       (15,670,791)

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                                                        11,034,013                       (30,431,802)
------------------------------------------------------------------------------------------------------------------------------------

DIVIDENDS TO SHAREHOLDERS FROM ($):

Investment income--net:

   Restricted Class shares                                                          (1,063,061)                       (3,261,369)

   Investor Class shares                                                              (287,006)                         (679,481)

Net realized gain on investments:

   Restricted Class shares                                                                  --                        (2,588,388)

   Investor Class shares                                                                    --                          (585,760)

TOTAL DIVIDENDS                                                                     (1,350,067)                       (7,114,998)
------------------------------------------------------------------------------------------------------------------------------------

CAPITAL STOCK TRANSACTIONS ($):

Net proceeds from shares sold:

   Restricted Class shares                                                           6,568,276                        21,864,403

   Investor Class shares                                                             5,088,539                         8,962,220

Dividends reinvested:

   Restricted Class shares                                                           1,052,759                         5,800,349

   Investor Class shares                                                               284,410                         1,261,089

Cost of shares redeemed:

   Restricted Class shares                                                         (27,173,443)                      (11,540,060)

   Investor Class shares                                                            (3,871,120)                       (5,237,078)

INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL STOCK TRANSACTIONS                                                 (18,050,579)                       21,110,923

TOTAL INCREASE (DECREASE) IN NET ASSETS                                             (8,366,633)                      (16,435,877)
------------------------------------------------------------------------------------------------------------------------------------

NET ASSETS ($):

Beginning of Period                                                                 96,489,444                       112,925,321

END OF PERIOD                                                                       88,122,811                        96,489,444

Undistributed investment income--net                                                    (9,128)                        1,113,980



                                                                              Six Months Ended
                                                                                March 31, 2002                        Year Ended
GROWTH PORTFOLIO                                                                    (Unaudited)               September 30, 2001
------------------------------------------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS:

RESTRICTED CLASS SHARES

Shares sold                                                                            493,183                         1,462,737

Shares issued for dividends reinvested                                                  76,509                           372,773

Shares redeemed                                                                     (2,007,422)                         (763,944)

NET INCREASE (DECREASE) IN SHARES OUTSTANDING                                       (1,437,730)                        1,071,566
------------------------------------------------------------------------------------------------------------------------------------

INVESTOR CLASS SHARES

Shares sold                                                                            376,814                           595,561

Shares issued for dividends reinvested                                                  20,533                            80,581

Shares redeemed                                                                       (289,310)                         (325,857)

NET INCREASE (DECREASE) IN SHARES OUTSTANDING                                          108,037                           350,285

SEE NOTES TO FINANCIAL STATEMENTS.

                                                        The Portfolios


FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single portfolio share. Total return shows how much your investment in each portfolio would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.
These figures have been derived from the portfolios' financial statements.

                                          Six Months Ended                                 RESTRICTED CLASS SHARES
                                                                    ----------------------------------------------------------------

                                            March 31, 2002                                 Year Ended September 30,
                                                                    ----------------------------------------------------------------

INCOME PORTFOLIO                              (Unaudited)(a)        2001          2000          1999           1998          1997(b)
------------------------------------------------------------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value,
   beginning of period                               12.99           13.41         13.55         13.78          14.04         13.42

Investment Operations:

Investment income--net                                 .19(c)          .73(c)        .74(c)        .65(c)         .61           .71

Net realized and unrealized
   gain (loss) on investments                         (.01)           (.45)          .13           .11            .57           .99

Total from Investment Operations                       .18             .28           .87           .76           1.18          1.70

Distributions:

Dividends from investment
   income--net                                        (.73)           (.70)         (.63)         (.66)          (.73)         (.65)

Dividends from net realized gain
   on investments                                       --              --          (.38)         (.33)          (.71)         (.43)

Total Distributions                                   (.73)           (.70)        (1.01)         (.99)         (1.44)        (1.08)

Net asset value, end of period                       12.44           12.99         13.41         13.55          13.78         14.04
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (%)                                      1.34(d)         2.23          6.74          5.66           9.14         13.50
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to average
   net assets                                          .36(d)          .74           .76           .79            .88           .68

Ratio of net investment income
   to average net assets                              1.51(d)         5.62          5.64          4.84           5.15          5.87

Decrease reflected in above
   expense ratios due to undertakings
   by The Dreyfus Corporation                           --              --            --            --             --           .14

Portfolio Turnover Rate                              26.35(d)        43.15         41.96        158.10          64.58         72.08
------------------------------------------------------------------------------------------------------------------------------------

Net Assets, end of period
   ($ x 1,000)                                      72,736          71,929        56,461        45,221         40,582        22,727

(A)  AS REQUIRED, EFFECTIVE OCTOBER 1, 2001, THE PORTFOLIO HAS ADOPTED THE
PROVISIONS OF THE AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES AND
BEGAN AMORTIZING DISCOUNT OR PREMIUM ON FIXED INCOME SECURITIES ON A SCIENTIFIC
BASIS. THE EFFECT OF THIS CHANGE FOR THE PERIOD ENDED MARCH 31, 2002 WAS TO
DECREASE NET INVESTMENT INCOME PER SHARE BY $.03, INCREASE NET REALIZED AND
UNREALIZED GAIN (LOSS) ON INVESTMENTS PER SHARE BY $.03 AND DECREASE THE RATIO
OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS FROM 1.71% TO 1.51%. PER SHARE
DATA AND RATIOS/SUPPLEMENTAL DATA FOR PERIODS PRIOR TO OCTOBER 1, 2001 HAVE NOT
BEEN RESTATED TO REFLECT THIS CHANGE IN PRESENTATION.

(B)  EFFECTIVE AUGUST 7, 1997, RETAIL SHARES WERE REDESIGNATED AS RESTRICTED
CLASS SHARES.

(C)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(D)  NOT ANNUALIZED.

SEE NOTES TO FINANCIAL STATEMENTS.



                                          Six Months Ended                                 INVESTOR CLASS SHARES
                                                                   -----------------------------------------------------------------

                                            March 31, 2002                                Year Ended September 30,
                                                                   -----------------------------------------------------------------

INCOME PORTFOLIO                              (Unaudited)(a)        2001          2000          1999           1998          1997(b)
------------------------------------------------------------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value,
   beginning of period                               12.95           13.37         13.53         13.74          14.01         13.39

Investment Operations:

Investment income--net                                 .17(c)          .70(c)        .70(c)        .60(c)         .65           .72

Net realized and unrealized
   gain (loss) on investments                         (.01)           (.45)          .12           .13            .49           .95

Total from Investment Operations                       .16             .25           .82           .73           1.14          1.67

Distributions:

Dividends from investment
   income--net                                        (.69)           (.67)         (.60)         (.61)          (.70)         (.62)

Dividends from net realized gain
   on investments                                       --              --          (.38)         (.33)          (.71)         (.43)

Total Distributions                                   (.69)           (.67)         (.98)         (.94)         (1.41)        (1.05)

Net asset value, end of period                       12.42           12.95         13.37         13.53          13.74         14.01
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (%)                                      1.10(d)         1.96          6.35          5.44           8.92         13.19
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to average
   net assets                                          .55(d)         1.03          1.05          1.07           1.13           .97

Ratio of net investment income
   to average net assets                              1.31(d)         5.33          5.33          4.59           4.92          5.52

Decrease reflected in above
   expense ratios due to undertakings
   by The Dreyfus Corporation                           --              --            --            --             --           .15

Portfolio Turnover Rate                              26.35(d)        43.15         41.96        158.10          64.58         72.08
------------------------------------------------------------------------------------------------------------------------------------

Net Assets, end of period
   ($ x 1,000)                                      19,656          22,822        18,030        15,953         11,862        10,136

(A)  AS REQUIRED, EFFECTIVE OCTOBER 1, 2001, THE PORTFOLIO HAS ADOPTED THE
PROVISIONS OF THE AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES AND
BEGAN AMORTIZING DISCOUNT OR PREMIUM ON FIXED INCOME SECURITIES ON A SCIENTIFIC
BASIS. THE EFFECT OF THIS CHANGE FOR THE PERIOD ENDED MARCH 31, 2002 WAS TO
DECREASE NET INVESTMENT INCOME PER SHARE BY $.02, INCREASE NET REALIZED AND
UNREALIZED GAIN (LOSS) ON INVESTMENTS PER SHARE BY $.02 AND DECREASE THE RATIO
OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS FROM 1.50% TO 1.31%. PER SHARE
DATA AND RATIOS/SUPPLEMENTAL DATA FOR PERIODS PRIOR TO OCTOBER 1, 2001 HAVE NOT
BEEN RESTATED TO REFLECT THIS CHANGE IN PRESENTATION.

(B)  EFFECTIVE AUGUST 7, 1997, INSTITUTIONAL SHARES WERE REDESIGNATED AS
INVESTOR CLASS SHARES.

(C)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(D)  NOT ANNUALIZED.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                        The Portfolios

FINANCIAL HIGHLIGHTS (CONTINUED)

                                          Six Months Ended                               RESTRICTED CLASS SHARES
                                                                 -------------------------------------------------------------------

GROWTH AND                                  March 31, 2002                               Year Ended September 30,
                                                                 -------------------------------------------------------------------

INCOME PORTFOLIO                              (Unaudited)(a)        2001          2000          1999           1998          1997(b)
------------------------------------------------------------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value,
   beginning of period                               14.17           17.15         17.71         16.46          18.43         15.34

Investment Operations:

Investment income--net                                 .16(c)          .53(c)        .76(c)        .64(c)         .70           .58

Net realized and unrealized
   gain (loss) on investments                          .86           (2.51)          .48          1.69            .30          3.16

Total from Investment Operations                      1.02           (1.98)         1.24          2.33           1.00          3.74

Distributions:

Dividends from investment
   income--net                                        (.44)           (.76)         (.61)         (.63)          (.63)         (.34)

Dividends from net realized gain
   on investments                                       --            (.24)        (1.19)         (.45)         (2.34)         (.31)

Total Distributions                                   (.44)          (1.00)        (1.80)        (1.08)         (2.97)         (.65)

Net asset value, end of period                       14.75           14.17         17.15         17.71          16.46         18.43
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (%)                                      7.15(d)       (12.07)         7.39         14.51           6.28         25.22
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to average
   net assets                                          .43(d)          .84           .86           .84            .84           .78

Ratio of net investment income
   to average net assets                              1.12(d)         3.40          4.43          3.65           4.06          3.52

Decrease reflected in above
   expense ratios due to undertakings
   by The Dreyfus Corporation                           --              --            --           .01             --           .06

Portfolio Turnover Rate                              26.97(d)        86.48         87.49        142.50          76.78        107.85
------------------------------------------------------------------------------------------------------------------------------------

Net Assets, end of period
   ($ x 1,000)                                     194,652         197,503       212,582       204,096        186,397       172,705

(A)  AS REQUIRED, EFFECTIVE OCTOBER 1, 2001, THE PORTFOLIO HAS ADOPTED THE
PROVISIONS OF THE AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES AND
BEGAN AMORTIZING DISCOUNT OR PREMIUM ON FIXED INCOME SECURITIES ON A SCIENTIFIC
BASIS. THE EFFECT OF THIS CHANGE FOR THE PERIOD ENDED MARCH 31, 2002 WAS TO
DECREASE NET INVESTMENT INCOME PER SHARE BY $.02, INCREASE NET REALIZED AND
UNREALIZED GAIN (LOSS) ON INVESTMENTS PER SHARE BY $.02 AND DECREASE THE RATIO
OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS FROM 1.20% TO 1.12%. PER SHARE
DATA AND RATIOS/SUPPLEMENTAL DATA FOR PERIODS PRIOR TO OCTOBER 1, 2001 HAVE NOT
BEEN RESTATED TO REFLECT THIS CHANGE IN PRESENTATION.

(B)  EFFECTIVE AUGUST 7, 1997, RETAIL SHARES WERE REDESIGNATED AS RESTRICTED
CLASS SHARES.

(C)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(D)  NOT ANNUALIZED.

SEE NOTES TO FINANCIAL STATEMENTS.



                                          Six Months Ended                               INVESTOR CLASS SHARES
                                                                     ---------------------------------------------------------------

GROWTH AND                                  March 31, 2002                              Year Ended September 30,
                                                                    ----------------------------------------------------------------

INCOME PORTFOLIO                              (Unaudited)(a)        2001          2000          1999           1998          1997(b)
------------------------------------------------------------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value,
   beginning of period                           14.84           17.90         18.43         17.10          19.05         15.43

Investment Operations:

Investment income--net                             .13(c)          .49(c)        .74(c)        .45(c)         .72(c)        .57(c)

Net realized and unrealized
   gain (loss) on investments                      .89           (2.60)          .51          1.92            .28          3.36

Total from Investment Operations                  1.02           (2.11)         1.25          2.37           1.00          3.93

Distributions:

Dividends from investment
   income--net                                    (.39)           (.71)         (.59)         (.59)          (.61)           --

Dividends from net realized gain
   on investments                                   --            (.24)        (1.19)         (.45)         (2.34)         (.31)

Total Distributions                               (.39)           (.95)        (1.78)        (1.04)         (2.95)         (.31)

Net asset value, end of period                   15.47           14.84         17.90         18.43          17.10         19.05
--------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (%)                                  6.88(d)       (12.35)         7.16         14.17           6.04         25.85
--------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to average
   net assets                                      .68(d)         1.13          1.15          1.35           1.08          1.00

Ratio of net investment income
   to average net assets                           .87(d)         2.88          4.14          3.37           3.81          3.58

Decrease reflected in above
   expense ratios due to undertakings
   by The Dreyfus Corporation                       --              --            --           .06             --           .05

Portfolio Turnover Rate                          26.97(d)        86.48         87.49        142.50          76.78        107.85
--------------------------------------------------------------------------------------------------------------------------------

Net Assets, end of period
   ($ x 1,000)                                    161,504         150,740        73,616        68,839          3,976           683

(A)  AS REQUIRED, EFFECTIVE OCTOBER 1, 2001, THE PORTFOLIO HAS ADOPTED THE
PROVISIONS OF THE AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES AND
BEGAN AMORTIZING DISCOUNT OR PREMIUM ON FIXED INCOME SECURITIES ON A SCIENTIFIC
BASIS. THE EFFECT OF THIS CHANGE FOR THE PERIOD ENDED MARCH 31, 2002 WAS TO
DECREASE NET INVESTMENT INCOME PER SHARE BY $.02, INCREASE NET REALIZED AND
UNREALIZED GAIN (LOSS) ON INVESTMENTS PER SHARE BY $.02 AND DECREASE THE RATIO
OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS FROM .96% TO .87%. PER SHARE DATA
AND RATIOS/SUPPLEMENTAL DATA FOR PERIODS PRIOR TO OCTOBER 1, 2001 HAVE NOT BEEN
RESTATED TO REFLECT THIS CHANGE IN PRESENTATION.

(B)  EFFECTIVE AUGUST 7, 1997, INSTITUTIONAL SHARES WERE REDESIGNATED AS
INVESTOR CLASS SHARES.

(C)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(D)  NOT ANNUALIZED.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                        The Portfolios

FINANCIAL HIGHLIGHTS (CONTINUED)

                                          Six Months Ended                               RESTRICTED CLASS SHARES
                                                                  ------------------------------------------------------------------

                                            March 31, 2002                                Year Ended September 30,
                                                                  ------------------------------------------------------------------

GROWTH PORTFOLIO                              (Unaudited)           2001          2000          1999           1998          1997(a)
------------------------------------------------------------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value,
   beginning of period                               12.41           17.78         18.47         15.89          20.52         16.59

Investment Operations:

Investment income--net                                 .04(b)          .30(b)        .64(b)        .42(b)         .52           .41

Net realized and unrealized
   gain (loss) on investments                         1.44           (4.54)          .99          3.27           (.02)         4.94

Total from Investment Operations                      1.48           (4.24)         1.63          3.69            .50          5.35

Distributions:

Dividends from investment
   income--net                                        (.22)           (.63)         (.47)         (.40)          (.55)         (.30)

Dividends from net realized gain
   on investments                                       --            (.50)        (1.85)         (.71)         (4.58)        (1.12)

Total Distributions                                   (.22)          (1.13)        (2.32)        (1.11)         (5.13)        (1.42)

Net asset value, end of period                       13.67           12.41         17.78         18.47          15.89         20.52
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (%)                                     12.03(c)       (25.20)         9.13         23.93           3.17         34.70
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to average
   net assets                                          .47(c)          .93           .89           .96            .94           .83

Ratio of net investment income
   to average net assets                               .32(c)         1.96          3.56          2.33           2.84          2.38

Decrease reflected in above
   expense ratios due to undertakings
   by The Dreyfus Corporation                           --              --            --            --             --           .20

Portfolio Turnover Rate                              32.67(c)       108.86         97.16         95.42          89.23        118.49
------------------------------------------------------------------------------------------------------------------------------------

Net Assets, end of period
   ($ x 1,000)                                      64,851          76,712        90,858        78,554         56,431        46,960

(A) EFFECTIVE AUGUST 7, 1997, RETAIL SHARES WERE REDESIGNATED AS RESTRICTED CLASS SHARES.

(B) BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(C) NOT ANNUALIZED.

SEE NOTES TO FINANCIAL STATEMENTS.



                                          Six Months Ended                               INVESTOR CLASS SHARES
                                                                   -----------------------------------------------------------------

                                            March 31, 2002                               Year Ended September 30,
                                                                   -----------------------------------------------------------------

GROWTH PORTFOLIO                              (Unaudited)           2001          2000          1999           1998          1997(a)
------------------------------------------------------------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value,
   beginning of period                               12.46           17.84         18.52         15.93          20.50         16.58

Investment Operations:

Investment income--net                                 .00(b,c)        .25(b)        .60(b)        .39(b)         .44(b)        .62

Net realized and unrealized
   gain (loss) on investments                         1.44           (4.55)         1.00          3.25            .03          4.68

Total from Investment Operations                      1.44           (4.30)         1.60          3.64            .47          5.30

Distributions:

Dividends from investment
   income--net                                        (.18)           (.58)         (.43)         (.34)          (.46)         (.26)

Dividends from net realized gain
   on investments                                       --            (.50)        (1.85)         (.71)         (4.58)        (1.12)

Total Distributions                                   (.18)          (1.08)        (2.28)        (1.05)         (5.04)        (1.38)

Net asset value, end of period                       13.72           12.46         17.84         18.52          15.93         20.50
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (%)                                     11.71(d)       (25.36)         8.85         23.50           2.97         34.32
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to average
   net assets                                          .77(d)         1.20          1.15          1.24           1.18          1.06

Ratio of net investment income
   to average net assets                               .02(d)         1.66          3.38          2.14           2.65          2.05

Decrease reflected in above
   expense ratios due to undertakings
   by The Dreyfus Corporation                           --              --            --            --             --           .27

Portfolio Turnover Rate                              32.67(d)       108.86         97.16         95.42          89.23        118.49
------------------------------------------------------------------------------------------------------------------------------------

Net Assets, end of period
   ($ x 1,000)                                      23,272          19,778        22,067         9,656          3,746         8,662

(A) EFFECTIVE AUGUST 7, 1997, INSTITUTIONAL SHARES WERE REDESIGNATED AS INVESTOR CLASS SHARES.

(B) BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(C) AMOUNT REPRESENTS LESS THAN $.01 PER SHARE.

(D) NOT ANNUALIZED.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                        The Portfolios

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1--General:

Dreyfus LifeTime Portfolios, Inc. (the "fund" ) is registered under the Investment Company Act of 1940, as amended (the "Act" ), as an open-end management investment company and operates as a series company currently offering three diversified Portfolios: the Income Portfolio, the primary investment objective of which is to maximize current income and the secondary investment objective of which is capital appreciation, the Growth and Income Portfolio, the investment objective of which is to maximize total return, consisting of capital appreciation and current income and the Growth Portfolio, the investment objective of which is capital appreciation. The fund accounts separately for the assets, liabilities and operations of each portfolio. The Dreyfus Corporation ("Dreyfus") serves as each Portfolio's investment adviser. Dreyfus is a direct subsidiary of Mellon Bank, N.A. ("Mellon"), which is a wholly-owned subsidiary of Mellon Financial Corporation. Mellon Equity Associates (" Mellon Equity" ), an indirect wholly-owned subsidiary of Mellon Financial Corporation, serves as each Portfolio's sub-investment adviser.

Dreyfus Service Corporation (the "Distributor"), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund's shares, which are sold to the public without a sales charge. The fund is authorized to issue 50 million shares of $.001 par value Common Stock in each of the following classes of shares:
Restricted and Investor. Investor Class shares are offered to any investor and Restricted Class shares are offered only to clients of certain banks, securities brokers or dealers and other financial institutions (collectively, Service Agents) that have entered into selling agreements with the Distributor. Other differences between the classes include the services offered to and the expenses borne by each class.

The fund' s financial statements are prepared in accordance with accounting principles generally accepted in the United States, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.


NOTE 2--Significant Accounting Policies:

(A) PORTFOLIO VALUATION: Investments in securities (including options and financial futures) , but excluding most debt securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Most debt securities are valued each business day by an independent pricing service (" Service" ) approved by the Board of Directors. Debt securities for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other debt securities are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Securities for which there are no such valuations are valued at fair value as determined in good faith under the direction of the Board of Directors

(B) FOREIGN CURRENCY TRANSACTIONS: Each Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

                                                        The Portfolios

NOTES TO FINANCIAL STATEMENTS (Unaudited) (CONTINUED)

Net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized on securities transactions and the difference between the amount of dividends, interest and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in exchange rates. Such gains and losses are included with net realized and unrealized gain or loss on investments.

(C) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, amortization of discount and premium on investments, is recognized on the accrual basis. Under the terms of the custody agreement, the Income Portfolio receives net earnings credits based on available cash balances left on deposit and the Growth and Income Portfolio and the Growth Portfolio received net earnings credits of $1,995 and $2,027, respectively, based on available cash balances left on deposit. Income earned under this arrangement is included in interest income.

Each portfolio may lend securities to qualified institutions. At origination, all loans are secured by cash collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan will be maintained at all times. Cash collateral is invested in certain money market mutual funds managed by Dreyfus. Each portfolio will be entitled to receive all income on securities loaned, in addition to income earned as a result of the
lending    transaction.   Such   income   earned   is   included   in   interes

income. Although each security loaned is fully collateralized, each portfolio would bear the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Each Portfolio may enter into repurchase agreements with financial institutions, deemed to be creditworthy by Dreyfus, subject to the seller's agreement to repurchase and each Portfolio' s agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with each Portfolio's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, each Portfolio will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, each Portfolio maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

(D) EXPENSES: Expenses directly attributable to each Portfolio are charged to that Portfolio's operations; expenses which are applicable to all Portfolios are allocated among them on a pro rata basis.

(E) DIVIDENDS TO SHAREHOLDERS: Dividends are recorded by each Portfolio on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gain, if any, with respect to each Portfolio, are normally declared and paid annually, but each Portfolio may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code"). To the extent that a net realized capital gain of a Portfolio can be offset by a capital loss carryover of that Portfolio, such gain will not be distributed.

                                                        The Portfolios

NOTES TO FINANCIAL STATEMENTS (Unaudited) (CONTINUED)

(F) FEDERAL INCOME TAXES: It is the policy of each Portfolio to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes. For Federal income tax purposes, each Portfolio is treated as a single entity for the purpose of determining such qualification.

The Income Portfolio, the Growth and Income Portfolio and the Growth Portfolio have unused capital loss carryovers of approximately $731,000, $199,000 and $529,000, respectively, available for Federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to September 30, 2001. These amounts are calculated based on Federal income tax regulations which may differ from financial reporting in accordance with accounting principles generally accepted in the United States. If not applied, the carryovers expire in fiscal 2009.

NOTE 3--Bank Line of Credit:

Each Portfolio participates with other Dreyfus-managed funds in a $500 million redemption credit facility (the "Facility" ) to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, each Portfolio has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to a Portfolio based on prevailing market rates in effect at the time of borrowings. During the period ended March 31, 2002, none of the Portfolios borrowed under the Facility.

NOTE 4--Investment Advisory Fee, Sub-Investment Advisory Fee and Other Transactions with Affiliates:

(A) Pursuant to an investment advisory agreement (the "Agreement") with Dreyfus, the Investment Advisory fee is computed on the value of each Portfolio's average daily net assets and is payable monthly at the following annual rates: .60 of 1% of the Income Portfolio and .75 of 1% of the Growth and Income Portfolio and the Growth Portfolio.


Pursuant to a Sub-Investment Advisory Agreement between Dreyfus and Mellon Equity, Dreyfus has agreed to pay Mellon Equity a monthly sub-advisory fee for each Portfolio, computed at the following annual rates:

                                           ANNUAL FEE AS A PERCENTAGE OF

TOTAL PORTFOLIO NET ASSETS          AVERAGE DAILY NET ASSETS OF EACH PORTFOLIO
--------------------------------------------------------------------------------

0 to $600 million                                    .35 of 1%

$600 million up to $1.2 billion                      .25 of 1%

$1.2 billion up to $1.8 billion                      .20 of 1%

In excess of $1.8 billion                            .15 of 1%

(B) Under the Shareholder Services Plan, each Portfolio pays the Distributor, at an annual rate of .25 of 1% of the value of the average daily net assets of each Portfolio' s Investor Class shares for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding each Portfolio and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents in respect of these services. The Distributor determines the amounts to be paid to
Service    Agents.

During the period ended March 31, 2002, each Portfolio's Investor Class was charged the following pursuant to the Shareholder Services Plan:


                  Income Portfolio                    $  27,469

                  Growth and Income Portfolio           197,866

                  Growth Portfolio                       27,703

Each Portfolio compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for each Portfolio. During the period ended March 31, 2002, each Portfolio was charged the following pursuant to the transfer agency agreement:


                  Income Portfolio                      $ 7,064

                  Growth and Income Portfolio            22,789

                  Growth Portfolio                        5,658

                                                        The Portfolios

NOTES TO FINANCIAL STATEMENTS (Unaudited) (CONTINUED)

Each Portfolio compensates Mellon under a custody agreement for providing custodial services for each Portfolio. During the period ended March 31, 2002 each Portfolio was charged the following pursuant to the custody agreement:


                  Income Portfolio                      $ 4,686

                  Growth and Income Portfolio            19,740

                  Growth Portfolio                        7,688

(C) Each Board member also serves as a Board member of other funds within the Dreyfus complex (collectively, the "Fund Group"). Each Board member who is not an "affiliated person" as defined in the Act receives an annual fee of $45,000 and an attendance fee of $5,000 for each in person meeting and $500 for telephone meetings. These fees are allocated among the funds in the Fund Group. The Chairman of the Board receives an additional 25% of such compensation. Subject to the fund's Emeritus Program Guidelines, Emeritus Board members, if any, receive 50% of the annual retainer fee and per meeting fee paid at the time the Board member achieves emeritus status.

NOTE 5--Securities Transactions:

The following summarizes the aggregate amount of purchases and sales of investment securities, excluding short-term securities and financial futures, during the period ended March 31, 2002:

                                                                             PURCHASES ($)                           SALES ($)
                                                                 -------------------------------------------------------------------

Income Portfolio                                                       16,455,744                          17,228,360

Growth and Income Portfolio                                            79,250,550                          93,977,524

Growth Portfolio                                                       20,588,052                          33,046,378

Each Portfolio may invest in financial futures contracts in order to gain exposure to or protect against changes in the market. A Portfolio is exposed to market risk as a result of changes in the value of the underlying financial instruments. Investments in financial futures require a portfolio to "mark to market" on a daily basis, which reflects the change in the market value of the contract at the close of each day' s trading. Typically, variation margin
payments    are    received    or    made    to

reflect daily unrealized gains or losses. When the contracts are closed, a Portfolio recognizes a realized gain or loss. These investments require initial margin deposits with a broker, which consist of cash or cash equivalents, up to approximately 10% of the contract amount. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Contracts open at March 31, 2002, are set forth in the Statements of Financial Futures.


The following summarizes accumulated net unrealized appreciation (depreciation) on investments for each Portfolio at March 31, 2002:

                                                      GROSS                               GROSS

                                            APPRECIATION ($)                  (DEPRECIATION) ($)                       NET ($)
------------------------------------------------------------------------------------------------------------------------------------

Income Portfolio                                  1,431,360                            (587,652)                      843,708

Growth and
    Income Portfolio                             20,386,311                          (8,951,670)                   11,434,641

Growth Portfolio                                  7,427,994                          (2,716,620)                    4,711,374

At March 31, 2002 the cost of investments of each Portfolio for Federal income tax purposes was substantially the same as the cost for financial reporting purposes. The cost of investments for each Portfolio for financial reporting
purposes    as    of    March    31,    2002    was    as    follows:


                  Income Portfolio                $  90,383,440

                  Growth and Income Portfolio       344,011,744

                  Growth Portfolio                   83,261,900

NOTE 6--Change in Accounting Principle:

As required, effective October 1, 2001, the Income Portfolio and the Growth and Income Portfolio have adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing discount or premium on fixed income securities on a scientific basis. Prior to October 1, 2001, these portfolios did not amortize premium on fixed income securities and amortized discount on a straight line basis. The cumulative effect of this accounting change had no impact on total net assets of the portfolios but resulted in The Portfolios

NOTES TO FINANCIAL STATEMENTS (Unaudited) (CONTINUED)

decreases in accumulated undistributed investment income-net and corresponding increases in accumulated net unrealized appreciation (depreciation) based on securities held by the portfolios on September 30, 2001. These amounts were as follows:

                                                                                      ACCUMULATED

                                                                                    UNDISTRIBUTED                NET UNREALIZED

                                                                        INVESTMENT INCOME--NET ($)              APPRECIATION ($)
                                                      ------------------------------------------------------------------------------

Income Portfolio                                                                    (377,796)                      377,796

Growth and Income Portfolio                                                         (792,254)                      792,254

The  effect of these changes for the period ended March 31, 2002 was to decrease
net   investment   income,   increase  (decrease)  net  unrealized  appreciation
(depreciation)  and  increase net realized gains (losses). These amounts were as follows:

                                              NET UNREALIZED
                                              NET INVESTMENT                        APPRECIATION                   NET REALIZED
                                                   INCOME ($)                  (DEPRECIATION) ($)                      GAINS ($)
------------------------------------------------------------------------------------------------------------------------------------

Income Portfolio                                    (186,961)                             72,508                        114,453

Growth and
    Income Portfolio                                (313,693)                           (121,420)                       435,113

The statement of changes in net assets and financial highlights for prior periods have not been restated to reflect these changes in presentation.


                                                           For More Information

                        Dreyfus LifeTime
                        Portfolios, Inc.
                        200 Park Avenue
                        New York, NY 10166

                        Investment Adviser

                        The Dreyfus Corporation
                        200 Park Avenue
                        New York, NY 10166

                        Sub-Investment Adviser

                        Mellon Equity
                        500 Grant Street
                        Pittsburgh, PA 15258

                        Custodian

                        Mellon Bank, N.A.
                        One Mellon Bank Center
                        Pittsburgh, PA 15258

                        Transfer Agent & Dividend Disbursing Agent

                        Dreyfus Transfer, Inc.
                        P.O. Box 9263
                        Boston, MA 02205-8501

                        Distributor

                        Dreyfus Service Corporation
                        200 Park Avenue
                        New York, NY 10166

To obtain information:

BY TELEPHONE
Call 1-800-645-6561

BY MAIL  Write to:
The Dreyfus Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144

BY E-MAIL  Send your request
to info@dreyfus.com

ON THE INTERNET  Information
can be viewed online or
downloaded from:

http://www.dreyfus.com

(c) 2002 Dreyfus Service Corporation                                  DRPSA0302